Filed with the Securities and Exchange Commission on November 4, 1996.

                                1933 Act Registration File No.   33-91770
                                               1940 Act File No. 811-9038

               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                            FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.      --           / /
                                     ----
     Post-Effective Amendment No.      3           /X/
                                     ----
                               and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.      4                          /X/
                      ----

                      THE OLSTEIN FUNDS
					  -----------------
      (Exact Name of Registrant as Specified in Charter)

      105 CORPORATE PARK DRIVE, WHITE PLAINS, NY  10604
	  -------------------------------------------------
      (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (914) 397-7565
                                                     --------------
     Robert A. Olstein, President                      Copy to:
          The Olstein Funds                    Joseph V. Del Raso, Esq.
       105 Corporate Park Drive         Stradley, Ronan, Stevens & Young, LLP
       White Plains, NY  10604                 2600 One Commerce Square
(Name and Address of Agent for Service)      Philadelphia, PA  19103-7098


It is proposed that this filing will become effective

               immediately upon filing pursuant to paragraph (b)
      -----
               on                   pursuant to paragraph (b)
      -----      -------------------
        X      60 days after filing pursuant to paragraph (a)(1)
      -----
               on                  pursuant to paragraph (a)(1)
      -----      ------------------
               75 days after filing pursuant to paragraph (a)(2)
      -----
               on                  pursuant to paragraph (a)(2) of Rule 485.
      -----      ------------------

If appropriate, check the following box:

      ----- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed the notice required by Rule 24f-2 for its fiscal year ended August 31, 1996 on or about October 30, 1996.

                      CROSS-REFERENCE SHEET
                     Pursuant to Rule 481(a)

                        THE OLSTEIN FUNDS

                   Items Required By Form N-1A

                       PART A - PROSPECTUS


N-1A
ITEM NO.   ITEM CAPTION                 PROSPECTUS CAPTION
--------   ------------                 ------------------
  1.       Cover Page                   Cover Page

  2.       Synopsis                     Fund Expenses

  3.       Condensed Financial          Financial Highlights
              Information

  4.       General Description of       Investment Objective and Policies;
              Registrant                Risks and Special Considerations

  5.       Management of the Fund       Management of the Fund

  6.       Capital Stock and Other      Shares of Beneficial Interest;
              Securities                Dividends, Capital Gains
			                            Distributions and Taxes

  7.       Purchase of Securities       Determination of Net Asset Value;
              Being Offered             to Purchase Shares

  8.       Redemption or Repurchase     How to Redeem Shares

  9.       Legal Proceedings            Not Applicable

                      CROSS-REFERENCE SHEET
                     Pursuant to Rule 481(a)

                        THE OLSTEIN FUNDS

             Items Required By Form N-1A (continued)

          PART B - STATEMENT OF ADDITIONAL INFORMATION

                                        Caption in Statement of
ITEM NO.   ITEM CAPTION                 ADDITIONAL INFORMATION
--------   ------------                 -----------------------

  10.      Cover Page                   Cover Page

  11.      Table of Contents            Table of Contents

  12.      General Information          Not Applicable
              and History

  13.      Investment Objectives        The Olstein Financial Alert Fund -
              and Policies              Investments; Portfolio Turnover;
			                            Investment Restrictions

  14.      Management of the            Officers and Trustees of the Trust
              Registrant

  15.      Control Persons and          Control Persons and Principal Holders
              Principal Holders         of Securities
              of Securities

  16.      Investment Advisory and      Investment Manager; Distributors;
              Other Services            Administrator

  17.      Brokerage Allocation         Allocation of Portfolio Brokerage

  18.      Capital Stock and Other      Not Applicable
              Securities

  19.      Purchase, Redemption and     Purchase of Shares; Redemptions
              Pricing of Securities
              Being Offered

  20.      Tax Status                   Taxation

  21.      Underwriters                 Distributors; Distribution Plan;
                                        Purchase of Shares

  22.      Calculation of               Performance
              Performance Data

  23.      Financial Statements         Financial Statements

                THE OLSTEIN FINANCIAL ALERT FUND
                           A SERIES OF
                        THE OLSTEIN FUNDS
                      4 MANHATTANVILLE RD.
                       PURCHASE, NY  10577
                         (914) 397-7565
                PROSPECTUS DATED ___________, 1996

This prospectus offers shares of The Olstein Financial Alert Fund (the "Fund"), the first series of The Olstein Funds (the "Trust"), an open-end diversified management investment company which was organized as a Delaware business trust on March 31, 1995. The primary investment objective of the Fund is long-term capital appreciation with a secondary objective of income.

     The Fund was created to provide a mutual fund format by which the public could invest according to the value-oriented philosophy developed and utilized over the past twenty-eight years by Robert A. Olstein, the president of the Fund's investment manager, Olstein & Associates, L.P. ("Olstein & Associates" or the "Investment Manager"). This investment philosophy involves a detailed inferential analysis of company financial statements, to alert the Investment Manager to positive or negative factors affecting a company's future earnings power and value of a company's stock, which may not have been recognized by the financial markets. The philosophy was originated in the 1970s when Robert A. Olstein co-authored the "Quality of Earnings Report" service, a financial statement "alert" service for institutional investors.

      The Fund seeks to achieve its objectives by investing primarily in equity securities which the Investment Manager determines to be under-valued after an intensive analysis of a company's financial statements. The Fund may also engage in short-selling of equity securities which the Investment Manager determines to be over-valued. Consistent with the secondary objective of income, in the event that suitable undervalued securities are not available, the Fund may invest in fixed-income securities until such time as desirable equity securities are identified. There can be no assurance that the Fund's investment objective will be achieved. See "Investment Objectives and Policies" and "Risks and Special Considerations."

     Fund shares may be purchased or redeemed at any time. Purchases will be effected at the net asset value next determined following receipt and acceptance of an investor's purchase order. Redemptions will be effected at the net asset value next determined following receipt of a proper redemption request, subject to a contingent deferred sales charge which may be imposed on redemptions made within two years of purchase. See "Determination of Net Asset Value," "Expenses of the Fund," and "How to Redeem Shares."

      This  Prospectus  sets forth information  about  the  Fund  that prospective investors should know before investing. The Prospectus should be read carefully and retained for future reference. More information about the Fund has been filed with the Securities and Exchange Commission, and is contained in the "Statement of Additional Information," dated __________, 1996 which is available at no charge upon written request to the Fund. The Fund's Statement of Additional Information is incorporated herein by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                       TABLE OF CONTENTS

SYNOPSIS...................................................     3
  Investment Objectives....................................     3
  Investment Manager.......................................     3
  Investment Manager's Performance.........................     3
  Distributor and Transfer Agent...........................     3
  How to Purchase Shares...................................     4
  Minimum Investment.......................................     4
  Redemption and Exchanges.................................     4
  Investment Management Fees...............................     4
  Risks and Special Considerations.........................     4
FUND EXPENSES..............................................     5
FINANCIAL HIGHLIGHTS.......................................     6
OLSTEIN'S INVESTMENT PERFORMANCE...........................     7
INVESTMENT OBJECTIVE AND POLICIES..........................     8
RISKS AND SPECIAL CONSIDERATIONS...........................    10
  Small-Capitalization Stocks..............................    10
  Short-Selling............................................    10
  Purchasing Options.......................................    10
  Illiquid Securities......................................    11
  American Depository Receipts.............................    11
  Repurchase Agreements....................................    11
  Portfolio Turnover.......................................    12
MANAGEMENT OF THE FUND.....................................    12
  Board of Trustees........................................    12
  Investment Manager.......................................    13
  Distribution of Shares...................................    13
  Administrator, Transfer Agent and Fund Accounting/
    Pricing Agent..........................................    15
  Custodian................................................    15
  Expenses.................................................    15
SHARES OF BENEFICIAL INTEREST..............................    16
DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES...........    16
DETERMINATION OF NET ASSET VALUE...........................    17
HOW TO PURCHASE SHARES.....................................    17
  Purchases by Mail........................................    18
  Purchases by Wire........................................    19
  Automatic Investment Plan................................    19
HOW TO REDEEM SHARES.......................................    19
  Redemption by Mail.......................................    20
  Redemption by Telephone..................................    21
RETIREMENT PLANS...........................................    22
  Individual Retirement Accounts ("IRAs")..................    22
  401(k) Plans and other Defined Contribution Plans........    22
  403(b)(7) Retirement Plans...............................    23
PERFORMANCE................................................    23

                            SYNOPSIS

INVESTMENT OBJECTIVES

      The objective of the Fund is long-term capital appreciation with a secondary objective of income. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of under-valued equity securities as determined by the Investment Manager for the Fund. The Fund may also engage in short sales of securities that the Investment Manager believes are over-valued. During periods in which suitable undervalued equity securities are not available, the Fund may also invest in fixed-income securities.

      When evaluating stocks for the Fund's portfolio, the Investment Manager emphasizes an inferential analysis of financial statements, rather than more conventional analytical methodology such as macro-economic analysis, management contact and market timing techniques. The Fund's stock selection process emphasizes a company's financial conservatism and considers the possibility of downside risk before evaluating a stock's upside potential in its effort to achieve capital appreciation. When screening investments for the Fund's portfolio, the Investment Manager believes that the quality of a company is associated with its financial strength as opposed to characteristics such as size, number of years in business, sensitivity to economic cycles, industry categorization, or the volatility of its stock price. The Investment Manager similarly believes that the search for undervalued securities should not be restricted by such characteristics. As a result, the Fund will invest in securities without regard to whether they are characterized as small-capitalization, large-capitalization, growth stock, cyclical stock, technology stock, or otherwise. With this approach, the Fund intends to capitalize on opportunities that develop anywhere in the equity markets. There can be no assurance that the Fund's investment objective will be achieved. See "Investment Objective and Policies."

INVESTMENT MANAGER

      Olstein & Associates is the investment manager of the Fund. Robert A. Olstein, the president of Olstein & Associates, has been engaged for the past twenty-eight years as a securities analyst and portfolio manager. For fifteen years prior to the Fund's inception, Robert A. Olstein was a Senior Vice President/Senior Portfolio Manager at Smith Barney Inc., managing private employee benefit plans and individual client portfolios. In 1971, Mr. Olstein co-founded the "Quality of Earnings Report" service which pioneered the concept of using inferential financial screening techniques to analyze balance sheets and income statements to alert portfolio managers to positive and negative factors affecting a company's future earnings power and value of a company's stock, which may not yet have been recognized by the financial markets.


INVESTMENT MANAGER'S PERFORMANCE

       Information about the performance record of the Investment Manager's portfolio management team for its Smith Barney Inc. separately managed accounts from December 31, 1990 through the quarter immediately preceding the commencement of the Fund's operations is included in the section of the Prospectus called "Olstein's Investment Performance."

DISTRIBUTOR AND TRANSFER AGENT

     Olstein & Associates also serves with Rodney Square Distributors, Inc. ("RSD") as co-underwriters and distributors for the Fund's shares (together, the "Distributors"). Rodney Square Management Corporation ("Rodney Square") is the administrator, transfer agent and dividend disbursing agent for the Fund. Rodney Square and RSD are wholly owned subsidiaries of Wilmington Trust Company. See "Management of the Fund."

	  Selected brokers, dealers, financial institutions or other entities ("Selling Dealers") may enter into agreements to sell shares of the Fund. Selling Dealers may be eligible to receive an up-front commission of up to 1.5%, which is financed solely by Olstein &
Associates,  and  is not charged to the Fund or its shareholders.   In
addition, Selling Dealers may receive up to 90% of the total 12b-1 Plan fees payable by the Fund with respect to assets in the Fund
attributable  to investments by clients of such Selling Dealer.   Such
fees currently total 1.00%.

HOW TO PURCHASE SHARES

	  Shares of the Fund are offered continuously by the Distributors directly and through certain brokers, dealers, financial institutions or other such entities. To obtain information about purchasing shares of the Fund, investors and dealers should contact Rodney Square at
(800) 799-2113. Brokerage clients of Olstein & Associates may contact Olstein & Associates directly.

	The  Fund  does  not  impose  front-end  sales  charges.   Certain
redemptions of Fund shares may be subject to a contingent deferred sales charge ("CDSC") if redeemed within the first two years after purchase, and investments are subject to 12b-1 Plan fees. The public offering price of shares of the Fund is the net asset value per share next determined after the receipt and acceptance of the purchase order. See "Expenses of the Fund" and "How to Purchase Shares."

MINIMUM INVESTMENT

       The minimum initial investment is $1,000 and subsequent investments must total at least $100. The minimum initial investment requirement for qualified tax sheltered retirement plans is $250 with no minimum for subsequent investments. See "How to Purchase Shares."

REDEMPTION AND EXCHANGES

	Shares of the Fund are redeemed at the net asset value next calculated after receipt of the redemption request in proper form, subject to any applicable CDSC.

INVESTMENT MANAGEMENT FEES

	The Investment Manager selects investments for and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees. For its services, the Investment Manager is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. This fee is higher than that paid by most mutual funds. See "Management of the Fund."

RISKS AND SPECIAL CONSIDERATIONS

	 The Fund may engage in short sales of equity securities when the Investment Manager believes that the price of a security is over-valued and may decline. At no time will the Fund make short sales in excess of 25% of its net assets. Short-selling is a technique that may  be  considered speculative and involves risk beyond  the  initial
capital  necessary  to  secure  each transaction.   For  defensive  or
hedging purposes, the Fund may seek to lower some of the risk associated with short sales by purchasing call options on securities sold short by the Fund, which would lock in a purchase price for the
underlying  security.   Short-selling by the  Fund,  as  well  as  the
purchase  of  options on securities to hedge short positions,  may  be
considered  investments in derivative securities.   In  addition,  the
Fund may enter into repurchase agreements which carry risks of loss if the parties to such agreements default or enter into bankruptcy proceedings. See "Risks and Special Considerations."


                            FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES: The following table illustrates estimated expenses and fees that a shareholder of the Fund will incur.

     Maximum Sales Charge Imposed on Purchases     None
     Maximum Sales Charge Imposed on Reinvested
          Dividends                                None
     Maximum Contingent Deferred Sales Charge      2.50%(1)
     Redemption Fees                               None
     Exchange Fee                                  None

ESTIMATED ANNUAL OPERATING EXPENSES: These expenses, which cover the cost of investment management, administration, distribution, marketing and shareholder communication, are quoted as a percentage of average daily net assets of the Fund. The expenses are factored into the Fund's share price and are not billed directly to shareholders.

          Investment Advisory Fees                 1.00%
          Rule 12b-1 Fees                          1.00%(2)
          Other Expenses                            .43%
          TOTAL OPERATING COSTS                    2.43%

	  The purpose of these tables is to assist the investor in understanding the various expenses that an investor in the Fund will bear directly or indirectly. The amount of "Other Expenses" is based on estimated amounts for the current fiscal year.

1 There is no CDSC if an investor redeems Fund shares more than two years after such shares are purchased. Shares may be subject to a CDSC of: (i) 2.50% if shares are redeemed within one year of purchase; and (ii) 1.25% if shares are redeemed during the second year following purchase. The CDSC may be waived under certain circumstances. See "How To Redeem Shares."

2 The Board of Trustees has adopted a Plan of Distribution for the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). A portion of the fees payable under this plan will be used to pay distribution expenses (0.75%) and a portion will be used for shareholder servicing costs (0.25%). Over an extended period of time, the aggregate distribution payments made by the Fund under the plan could cause long-term shareholders to bear distribution costs that exceed the amount of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc. (the "NASD"). See "Distribution of Shares."

      The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods assuming
(1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, redemptions of shares of the Fund are subject to a CDSC if the shares are redeemed during the first or second year following purchase.

     1 YEAR         3 YEARS          5 YEARS         10 YEARS
     ------         -------          -------         --------
      $50             $76              $130            $277

      An investor would pay the following expenses on the same $1,000 investment assuming no redemption at the end of the period (and therefore no CDSC):

     1 YEAR         3 YEARS          5 YEARS         10 YEARS
     ------         -------          -------         --------
      $25             $76              $130            $277

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


                    FINANCIAL HIGHLIGHTS

The following table includes selected per share data and other performance information for the Fund throughout the period from September 21, 1995 (Commencement of Operations) through August 31, 1996 and is derived from the audited financial statements of the Fund. It should be read in conjunction with the Fund's financial statements and notes thereto, along with Management's discussion and analysis of the Fund's performance appearing in the Fund's Annual Report to Shareholders for the period ended August 31, 1996, which is included together with the unqualified report of independent auditor's thereon as part of the Fund's Statement of Additional Information, or may be obtained without charge by writing or calling the Fund at the address and number listed on the prospectus cover.

                                                   FOR THE PERIOD
                                                 SEPTEMBER 21, 1995+
                                                       THROUGH
                                                   AUGUST 31, 1996
                                                 -------------------

NET ASSET VALUE - BEGINNING OF PERIOD............     $ 10.00

INVESTMENT OPERATIONS:

   Net investment loss...........................       (0.07)
   Net realized and unrealized gain
     on investments..............................        1.29

        Total from investment operations.........        1.22

DISTRIBUTIONS:
  From net realized gain on investments..........       (0.01)

        Total distributions......................       (0.01)

NET ASSET VALUE - END OF PERIOD..................      $11.21

TOTAL RETURN++...................................      12.22%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses.......................................      2.43%*
  Net investment loss............................    (0.68)%*
Portfolio turnover rate..........................    139.77%*
Average commission rate paid.....................    $ 0.0592
Net assets at end of period ($000 omitted).......    $109,005

+  Commencement of Operations.
++ The total return for the period has not been annualized and does not reflect any deferred sales charge.
*  Annualized.


              OLSTEIN'S INVESTMENT PERFORMANCE

      Set forth below is information about the performance record of the Investment Manager's portfolio management team for its Smith Barney Inc. separately managed accounts from December 31, 1990 through the quarter immediately preceding the commencement of the Fund's operations 1 These accounts were managed according to the same investment objective and philosophy, and were subject to substantially similar investment policies and techniques as those used by the Fund. See "Investment Objectives and Policies." The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return that an individual investor might achieve by investing in the Fund. The Fund's results may be different from the composite of separate accounts shown because of, among other things, differences in fees and expenses, and because private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended (the "1940 Act") and the Internal Revenue Code, as amended, which, if applicable, may have adversely affected the performance of such accounts.

               Net Olstein Performance(2)      Total Return S&P 500(3)
1991                    +32.76%                        +30.48%
1992                    +12.79%                         +7.77
1993                    +12.13%                        +10.07%
1994                     +5.40%                         +1.32%
1995(1st six mos.)      +15.34%(1)                     +20.25%(1)

1 As separate account investment performance was calculated on a quarterly basis, and the Fund commenced operations in the third quarter of 1995, comparative performance statistics are supplied for only the first six months of 1995.
2 The results shown above represent a composite of discretionary, fee paying, separate accounts, reflect the reinvestment of any dividends or capital gains, and are shown after deduction of fees of 2.5%, which represents the average account management fee (including all investment management, transaction, administrative and custodial fees) charged to such accounts by Smith Barney Inc.
3 The "Total Return S&P 500" reflects the reinvestment of dividends and capital gains, but represents a "gross" return, without the deduction of any fees.


                INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Fund is long-term capital appreciation with a secondary objective of income. The Fund's primary investment objective is a fundamental policy, which means that it may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. There can be no assurance that the Fund will achieve its objectives.

	  The Fund seeks to achieve its objectives by investing primarily in common stocks of companies that are determined to be under-valued when comparing the "private market value" as determined by the Investment Manager with the value of the securities as established in the public trading markets. The Fund believes that, in order to achieve long-term capital appreciation, downside risk should be emphasized  before  considering  the upside  potential  in  the  stock
selection  process.   Accordingly, the Fund will not  purchase  equity
securities unless they meet the Fund's value criteria. To the extent that suitable undervalued securities are not available, the Fund will
invest  its  assets  in fixed-income or money market  securities.   In
addition  to  purchasing  under-valued  equity  securities,   if   the
Investment Manager determines that a security is over-valued, the Fund may engage in short sales of the security.

      The Fund will select equity securities based on a value-oriented philosophy developed and employed by the Investment Manager which emphasizes the analysis of financial statements to alert the Investment Manager to the items that may positively or negatively affect prices of securities. This philosophy enables the Investment Manager to identify and select companies which, in the Manager's opinion: (i) generate more cash flow than is necessary to sustain the operations of the business (including capital expenditures); (ii) avoid aggressive accounting practices; (iii) demonstrate balance sheet fundamentals consistent with the Investment Manager's philosophy of emphasizing downside risk before upside potential; and (iv) are selling at a discount to the "private market value" as estimated by the Investment Manager. Rather than relying on market timing technique information obtained through management contact, or macro-economic analysis, the Investment Manager identifies such companies by engaging in an intensive analysis of a company's balance sheet, income statement, cash flow statement and related footnotes. The Investment Manager believes that a historical and investigative analysis of information disclosed in a company's publicly disclosed financial statements and accompanying footnotes, shareholder reports and filings made with the U.S. Securities and Exchange Commission (the "SEC") is the best method of assessing the capabilities of the management of a company.

      The "private market value" of a company's common stock is determined by the Investment Manager under an inferential investigative analysis of the company's financial statements, shareholder reports and SEC filings. Instead of relying on conventional price/earnings ratio analysis, the Investment Manager calculates an internal cash rate of return for each company which is then compared to available rates of return on three to five year U.S. Treasury Notes to calculate the company's "private market value." The Investment Manager seeks to identify deviations between the Manager's calculation of a company's private market value and the stock market value of securities that the Investment Manager believes are temporarily unpopular or not being properly valued by investors. The Investment Manager believes that such securities offer the potential for above average appreciation if and when the deviations in value are corrected by market forces. The possibility of such appreciation may not be realized immediately, therefore the Fund should only be purchased by investors with a three to five year investment time horizon. Although the Fund's primary objective is long-term appreciation, the Fund would recognize short-term gains and losses by trading securities in its portfolio when price fluctuations, or other fundamental changes may lead the Manager to effect sales to reduce the risk of further loss.

      The Fund will invest in a diversified portfolio of equity securities of companies chosen solely because they meet the financial characteristics determined under the value-oriented philosophy utilized by the Investment Manager. The Investment Manager believes that the quality of a company is associated with its financial strength as opposed to characteristics such as size, number of years in business, sensitivity to economic cycles, industry categorization, or the volatility of its stock price. The Investment Manager similarly believes that the search for undervalued securities should not be restricted by such characteristics. As a result, the Fund will invest in securities without regard to whether the securities are characterized as small-capitalization, large-capitalization, growth stock, cyclical stock, technology stock, or otherwise. With this approach, the Fund intends to capitalize on opportunities that develop anywhere in the equity markets. Securities will be sold without regard to holding period when they reach a price objective based on a computation of private market value or when circumstances change such that the security no longer meets the value criteria of the Fund.

      In situations where the Investment Manager determines that a company engages in aggressive accounting practices, is over-leveraged, or investors have unrealistic expectations of future earnings potential which results in the company's stock being over-valued in comparison to the Investment Manager's calculation of its private market value, the Fund may engage in short sales of the company's stock. This process allows the Fund to realize profits if the value of the company's stock is reduced to a level that was anticipated by the Investment Manager. The Investment Manager considers aggressive accounting practices to include (i) "front end" accounting methods that immediately flow non-recurring revenues such as up-front franchise fees through the company's income statement; (ii)
capitalization of research and development, advertising, or promotional payments which contribute materially to year to year earnings growth; and (iii) reversing previously established reserves which result in material increments to income. In addition, the Investment Manager seeks to identify companies using accounting practices for shareholder reporting that are more aggressive than the company's tax reporting practices. For example, the use of percentage of completion accounting methods for shareholder reporting purposes, and completed contract accounting methods for tax reporting purposes can result in substantially increased earnings figures reported to shareholders, which may not accurately reflect the company's earnings potential, and therefore, its value. The Fund will not make short sales in excess of 25% of its total net assets and the value of any securities of any one issuer in which the Fund is short may not exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of any issuer's securities. In addition, short sales will only be made in those securities that are listed on a national exchange.

      The Fund is also authorized to purchase call options on securities as a hedging technique as more fully described in the Statement of Additional Information. Generally, the Fund may seek to offset positions that are sold short by the Fund. The purchase of call options gives the Fund the right, but not the obligation, to buy
(call) a security at a fixed price during a specified period. When purchasing options in securities, the Fund pays a non-refundable premium to the party who sells (writes) the option. Premiums paid by the Fund in connection with option purchases will not exceed 5% of the Fund's net assets. When engaging in short sales, the Fund may hedge a short position by purchasing a call option to purchase the underlying security at a given price in the future. This practice allows the Fund to protect itself in the event of an unexpected increase in the price of a security sold short. The Fund's activities relating to short sales and any purchase of options on securities for hedging purposes may be considered investments in derivative securities. "Derivative" securities include instruments whose value is based upon, or derived from, some underlying security. See "Risks and Special Considerations."

      If the Investment Manager determines that suitable undervalued equity securities are not available, the Fund may seek income by investing a substantial portion of its assets in other types of securities, such as securities convertible into common stocks and common stock equivalents (including rights and warrants), preferred stocks, debt securities issued or guaranteed as to principal by the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"), and/or other high-quality, short-term debt securities (commercial paper, repurchase agreements, bankers' acceptances, certificates of deposit and other fixed-income securities including, non-convertible and convertible bonds, debentures and notes issued by U.S. corporations and certain bank obligations and participation). High-quality, investment grade debt securities are those that are rated A or better by Moody's Investors Services, Inc. ("Moody's"), or A or better by Standard & Poor's Ratings Services("S&P"), or that are of comparable quality. The Fund's investment in repurchase agreements that do not mature in seven days and other securities for which there is no readily available market for resale, or that are subject to legal or contractual restrictions on resale, may be considered illiquid securities under federal or state law. The Fund will restrict its investment in illiquid securities to not more than 10% of its net assets. See "Risks and Special Considerations." In accordance with the Fund's secondary objective of income, the Fund may also invest in non-equity securities pending the investment of proceeds of sales of Fund shares, or of the proceeds of certain sales of portfolio securities, but such investments will only be maintained for the periods during which the Manager believes that suitable undervalued equity securities are unavailable.

      The Fund may also purchase and sell American Depository Receipts ("ADRs") as more fully described in the Statement of Additional Information. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in the U.S. securities markets. The Fund may invest in ADRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. The Fund generally does not expect to invest more than 5% of its assets in ADRs.

      The Fund will select money market securities for investment when such securities offer a current market rate of return which the Fund considers reasonable in relation to the risk of the investment, and the issuer can satisfy suitable standards of credit-worthiness set by the Fund. The money market securities in which the Fund may invest are repurchase agreements, certificates of deposit, U.S. Government Securities, commercial paper and securities of money market mutual funds. Other than its investments in money market mutual funds, the Fund will not invest in other investment companies. The Fund's investments in money market mutual funds may be made only in accordance with the limitations imposed by the Investment Company Act of 1940 as amended (the "1940 Act") and the rules thereunder.

       U.S. Government Securities include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issuance. Treasury bills have a maturity of one year or less;
Treasury notes have maturities of one to ten years; Treasury bonds generally have a maturity of greater than five years. The Fund will only acquire U.S. Government Securities which are supported by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. The Fund's direct investments in money market securities will generally favor securities with shorter maturities (maturities of less than 60 days) which are less affected by price fluctuations than are those with longer maturities.

      Certificates of deposit are certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bank certificates of deposit and bankers' acceptances are generally limited to domestic banks and savings and loan associations that are members of the Federal Deposit Insurance Corporation or Federal Savings and Loan Insurance Corporation having a net worth of at least $100 million dollars ("Domestic Banks") and domestic branches of foreign banks (limited to institutions having total assets not less than $1 billion or its equivalent).

      Investments in prime commercial paper may be made in notes, drafts, or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace, or any renewal thereof payable on demand or having a maturity likewise limited.

      As a matter of fundamental policy, the Fund will generally not borrow money. However, the Fund may borrow from banks (i) for temporary or emergency purposes in an amount not exceeding 5% of the Fund's assets; or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount up to 331/3% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make additional investments. Interest paid on borrowings will reduce net income.

                RISKS AND SPECIAL CONSIDERATIONS

SMALL-CAPITALIZATION STOCKS

      To the extent that the Fund invests in securities of companies with market capitalizations less than the median market capitalization of the listed companies on the New York Stock Exchange ("NYSE"), such securities could be considered small-capitalization stocks. Typically, securities of small companies are less liquid than securities of large companies. Recognizing this factor, the Fund will endeavor to effect securities transactions in a manner to avoid causing significant price fluctuations in the market for such securities.

SHORT-SELLING

      If the Fund anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may realize a profit or loss depending upon whether the market price of a security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. As a hedging technique, the Fund may purchase options to buy securities sold short by the Fund. Such options would lock in a future purchase price and protect the Fund in case of an unanticipated increase in the price of a security sold short by the Fund. Short-selling is a technique that may be considered speculative and involves risk beyond the initial capital necessary to secure each transaction. In addition, the technique could result in higher operating costs for the Fund and have adverse tax effects for the investor. Investors should consider the risks of such investments before investing in the Fund. See "Synopsis-Risks and Special Considerations."

      Whenever the Fund effects a short sale, it will set aside in segregated accounts cash, U.S. Government Securities or other liquid assets equal to the difference between (i) the market value of the securities sold short; and (ii) any cash or U.S. Government Securities required to be deposited as collateral with the broker in connection with the short sale (but not including the proceeds of the short sale). Until the Fund replaces the security it borrowed to make the short sale it must maintain daily the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short. No more than 25% of the value of the Fund's total net assets will be, when added together, (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) allocated to segregated accounts in connection with short sales. The Fund's ability to make short sales may be limited by a requirement applicable to "regulated investment companies" under Subchapter M of the Internal Revenue Code that no more than 30% of the Fund's gross income in any year may be the result of gains from the sale of property held for the less than three months.

PURCHASING OPTIONS

      The success of purchasing call options for hedging purposes depends on the Investment Manager's judgment and ability to predict the movement of stock prices. There is generally an imperfect correlation between options and the securities being hedged. If the Investment Manager correctly anticipates the direction of the price of the underlying security that is the subject of the hedge, the option will not be exercised, and any premium paid for the option may lower the Fund's return. If an option position is no longer needed for hedging purposes, it may be closed out by selling an option of the same series previously purchased. There is a risk that a liquid secondary market may not exist and the Fund may not be able to close out an option position, and therefore would not be able to offset any portion of the premium paid for that option. The risk that the Fund will not be able to close out an options contract will be minimized because the Fund will only enter into options transactions on a national exchange and for which there appears to be a liquid secondary market.

ILLIQUID SECURITIES

      The Fund may invest up to 10% of its total assets in securities which may be considered illiquid, which include securities with contractual restrictions on resale, repurchase agreements maturing in greater than seven days, and other securities which may not be readily marketable. Liquidity relates to the ability of the Fund to sell a security in a timely manner at a price which reflects the value of that security. The relative illiquidity of some of the Fund's securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a fair price at times when it may be necessary or advantageous for the Fund to liquidate portfolio securities. Certain securities in which the Fund may invest are subject to legal or contractual restrictions as to resale and therefore may be illiquid by their terms.

AMERICAN DEPOSITORY RECEIPTS

      The Fund may purchase and sell ADRs. Since ADRs are receipts which evidence ownership of underlying securities issued by foreign corporations, investments in ADRs may involve greater risks than investments in domestic securities. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those of U.S. public companies and there is generally less information available to the public about non-U.S. companies. In addition, foreign investments may include risks related to legal, political and or diplomatic actions of foreign governments, such as imposition of withholding taxes on interest and dividend income payable on the securities held, possible seizure or nationalization of foreign deposits, establishment of exchange controls as the adoption of other foreign governmental restrictions which might adversely affect to value of foreign issuer's stock. The Fund generally does not expect to invest more than 5% of its assets in ADRs.

REPURCHASE AGREEMENTS

      Under a repurchase agreement the Fund acquires a debt instrument subject to the obligation of the seller to repurchase and the Fund to resell such debt instrument at a fixed price. The Fund will enter into repurchase agreements only with banks that are members of the Federal Reserve System, or securities dealers who are members of a national securities exchange or are market makers in government securities and report to the Market Reports Division of the Federal Reserve Bank of New York and, in either case, only where the debt instrument collateralizing the repurchase agreement is a U.S. Treasury or agency obligation supported by the full faith and credit of the United States. A repurchase agreement may also be viewed as the loan of money by the Fund to the seller. The resale price specified is normally in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time the Fund is invested in the agreement and may not be related to the coupon rate on the underlying security. The term of these repurchase agreements will usually be short (from overnight to one week), and at no time will the Fund invest in repurchase agreements of more than sixty days. The securities which are collateral for the repurchase agreements, however, may have maturity dates in excess of sixty days from the effective date of the repurchase agreement. The Fund will always receive, as collateral, securities whose market value, including accrued interest, will at least equal 102% of the dollar amount to be paid to the Fund under each agreement at its maturity, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidation of the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, collection of the collateral by the Fund may be delayed or limited. The Fund also may not be able to substantiate its interests in the underlying securities. While management of the Fund acknowledges these risks, it is expected that such risks can be controlled through stringent security selection and careful monitoring procedures. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the market value of the Fund's net assets would be invested in such repurchase agreements. For purposes of the diversification test for qualification as a regulated investment company under the Internal Revenue Code, repurchase agreements are not counted as cash, cash items or receivables, but rather as securities issued by the counter-party to the Repurchase Agreements.

PORTFOLIO TURNOVER

      The Fund intends to follow a very strict "buy and sell discipline," under which it will purchase or sell securities whenever the Fund's value criteria are met, which may result in portfolio changes and a portfolio turnover rate higher than that reached by many capital appreciation funds. Portfolio transactions relating to the Fund's secondary objective of income may contribute to this portfolio turnover rate. High portfolio turnover involves additional transaction costs (such as brokerage commissions), which are borne by the Fund, and might involve adverse tax effects. See "Dividends, Distributions and Taxes."


                     MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Board of Trustees of the Fund consists of seven individuals, four of whom are not "interested persons" of the Fund as that term is defined in the 1940 Act. The Trustees are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Delaware in this regard. They establish policy for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. The Statement of Additional Information contains more information regarding the Officers and Trustees of the Fund, and following is a list of the Trustees and a brief statement of their present positions:

Robert A. Olstein*          President  and  Chairman  of  the   Trust;
                            President of Olstein & Associates, L.P.

Erik K. Olstein*            Secretary and Assistant Treasurer  of  the
                            Trust;  Vice President of Sales of Olstein
                            & Associates, L.P.

Neil C. Klarfeld*           Executive   Vice  President,  Park   Tower
                            Realty Corp.

Fred W. Lange               President and Portfolio Manager  of  Lange
                            Financial  Services;  Board  of   Trustees
                            Wagner College

John Lohr                   Principal, Lockwood Financial Group Ltd.

D. Michael Murray           President, Murray, Sheer & Montgomery

Lawrence K. Wein            Managing   director  of   Global   Transit
                            Services of AT&T


* These Trustees are deemed to be "interested persons" of the Trust as that term is defined in the 1940 Act.


INVESTMENT MANAGER

     Olstein & Associates, L.P. (previously defined as the "Investment Manager")serves as the investment manager for the Fund pursuant to an investment management contract (the "Management Contract"). Subject to the supervision of the Trustees and officers of the Trust, the Investment Manager selects investments and supervises the assets of the Fund, and places portfolio transactions for the Fund. The
Investment Manager is governed by the policies set forth under "Investment Objectives and Policies." For its services, the Investment Manager is paid an annual fee equal to 1.00% of the Fund's average daily net assets, which is higher than that paid by most mutual funds.

      Robert A. Olstein is the president of the Investment Manager and is principally responsible for the management of the Fund's portfolio of securities. Mr. Olstein has been engaged in various aspects of securities research and portfolio management for both institutional and retail clients since 1968. In 1971, he co-founded the "Quality of Earnings Report" service, which pioneered the concept of using inferential financial screening techniques to analyze balance sheets and income statements to alert institutional portfolio managers to positive or negative factors affecting a company's future earnings power and value of a company's stock. Prior to forming the Investment Manager, Mr. Olstein managed portfolios for individuals, corporations and employee benefit plans at Smith Barney Inc. ("Smith Barney") and its predecessor companies between 1982 and 1995. Mr. Olstein was a Senior Vice President/Senior Portfolio Manager at Smith Barney where he managed approximately $158 million of individual and employee benefit accounts $73 million of which were managed under the auspices of the Smith Barney Equity Portfolio Management Program. Mr. Olstein is a senior member of the New York Society of Securities Analysts and a fellow of the Financial Analysts Federation. He is a past recipient of the Graham & Dodd and Gerald M. Loeb Research Awards, has testified before the Senate Banking Committee on bank accounting, and has been quoted in and is the author of numerous articles on corporate reporting and disclosure practices.

      The Investment Manager is a New York limited partnership established in June of 1994, with offices located at 4 Manhattanville Road, Purchase, New York 10577. The corporate general partner of the Investment Manager is Olstein, Inc., which was formed for the primary purpose of acting as the Investment Manager's general partner, and whose sole shareholder, officer and director is Robert A. Olstein.

     Pursuant to the Management Contract with the Fund, the Investment Manager will also provide, on a reimbursable basis, administrative and clerical services, office space and other facilities for the Fund, and keep certain books and records for the Fund to the extent that such services are not provided by the Administrator or other persons.

      The Investment Manager is responsible for selecting brokers and dealers to execute portfolio transactions for the Fund. The Investment Manager, which is itself a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD, may place Fund securities transactions through itself or other Fund affiliates, and the Investment Manager and the Fund's officers may consider sales of the Fund's shares when allocating brokerage, in either case subject to the policy of obtaining best price and execution on such transactions. Any portfolio transactions which are effected by brokers or dealers who are considered to be affiliated persons of the Fund will be subject to SEC Rules designed to ensure that the commissions for such transactions are fair to the Fund's shareholders. See "Allocation of Portfolio Brokerage" in the Fund's Statement of Additional Information.

DISTRIBUTION OF SHARES

       Rodney Square Distributors, Inc.("RSD"), a wholly owned subsidiary of Wilmington Trust Company, and Olstein & Associates (together the "Distributors") have entered into a distribution and underwriting agreement with the Fund (the "Distribution Agreement") dated August 18, 1995, under which the Distributors will act as co-underwriters to engage in activities designed to assist the Fund in securing purchasers for its shares. The fee for RSD's services as co-underwriter is borne solely by Olstein & Associates, and Olstein & Associates will receive compensation for its services under the 12b-1 Plan described below. Either directly or through affiliates, the Distributors will provide services under the Distribution Agreement including underwriting, coordination and approval of selling dealers, investor support services, administrative services and 12b-1 Plan administration.

      The Fund has adopted a Shareholder Servicing and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"). The total amount which the Fund will pay under the 12b-1 Plan is 1.00% per annum of the Fund's average daily net assets payable on a monthly basis. Seventy-five percent of the total fee is a distribution fee that can be used to compensate the Distributors or others for distribution activities, including but not limited to, the preparation, printing and distribution of prospectuses, sales materials, reports, advertising and other distribution-related materials, as well as payments to Selling Dealers with respect to the sales of Fund shares. The remaining twenty-five percent is a shareholder servicing fee used to compensate the Distributors, Selling Dealers or others for ongoing servicing and maintenance of shareholder accounts with the Fund. Such shareholder servicing activities include responding to inquiries of shareholders of the Fund regarding their ownership of shares of the Fund or providing other similar services not otherwise required to be provided by the Investment Manager or the Administrator. Payments under the 12b-1 Plan are not tied exclusively to distribution or shareholder servicing expenses actually incurred by the Distributors or others, and the payments may exceed the amount of expenses actually incurred.

      To promote the sale of the Fund's shares, Olstein & Associates may enter into agreements with Selling Dealers under which the Selling Dealers may be compensated for their distribution and shareholder servicing activities. It is presently contemplated that certain Selling Dealer agreements, subject to Olstein & Associates' discretion, will provide for Olstein & Associates to pay the Selling Dealer, from its own resources, an up-front commission of up to 1.5% of the amount invested. No portion of such up-front commissions will be borne by the Fund or its shareholders. While Olstein & Associates has advised the Fund it hopes to recover such up-front commissions payments by receipt of 12b-1 fees paid by the Fund, the Fund is not legally obligated to repay such excess amounts or to continue the 12b-1 Plan for such purpose. The Selling Dealer Agreements which provide for a 1.5% up-front commission will also provide for Selling Dealers to receive up to 90% of the total 12b-1 fees attributable to the amount originally invested that remains invested in the Fund during the second through fifth years at current market value. In subsequent years, the Selling Dealers will receive up to 75% of the total 12b-1 fees for assets that remain invested in the Fund at current market values. In the event that a Selling Dealer Agreement does not provide for an up-front commission payment by Olstein & Associates to the Selling Dealer, the Selling Dealer may be paid up to 90% of the total 12b-1 fee beginning in the first year. The 12b-1 fees payable to Selling Dealers will consist in part of a shareholder servicing fee and, in part, a distribution fee.

      If investors elect to redeem their shares of the Fund within the first two years of purchase, thereby incurring a CDSC, the CDSC will be paid to Olstein & Associates. Any CDSC payments received by Olstein Associates will not reduce the payments Olstein & Associates may receive under the 12b-1 Plan during a particular year. By receiving the CDSC upon early redemptions, Olstein & Associates will recapture some of the up-front commissions it may have paid to Selling Dealers when the original purchase was made, as opposed to receiving ongoing fees under the 12b-1 Plan with respect to those assets if the shareholder had retained the investment in the Fund.

      RSD is located at 1100 North Market Street, Wilmington, Delaware 19890 and is an affiliate of Wilmington Trust Company ("WTC"), the Fund's custodian bank for its securities and cash. Banking laws limit deposit-taking institutions and certain of their affiliates from underwriting or distributing securities. RSD believes that it may perform the services contemplated under the co-underwriting agreement without violation of applicable banking laws or regulations. If RSD were prohibited from performing these services, it is expected that
RSD   would  resign  as  co-underwriter.   It  is  not  expected  that
shareholders would suffer any adverse financial consequences as a result of such an occurrence, as the Investment Manager would continue to serve as the Distributor of the Fund's shares, and the Fund and the Board of Trustees would consider whether to enter into any additional agreements with other parties.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTING/PRICING AGENT

      Rodney Square Management Corporation ("Rodney Square") serves as the Fund's Administrator pursuant to an Administration Services Agreement with the Fund dated August 18, 1995. As Administrator, Rodney Square supplies office facilities, non-investment related statistical and research data, stationary and office supplies, executive and administrative services, internal auditing budgeting and financial reporting services. Rodney Square also prepares and maintains information for meetings of the Board of Trustees, assists in the preparation of reports to shareholders, prepares proxy statements, updates and supervises the preparation of prospectuses and makes filings with the SEC and state securities authorities. Rodney Square also monitors the Fund's compliance with federal and state securities laws, and assists the Fund's Distributors in the review of advertising literature, and the submission of such advertising to the NASD for review and approval in accordance with NASD rules. For its services as Administrator, Rodney Square receives a monthly fee from the Fund, based on the Fund's average daily net assets, of 0.15% on the first $50 million of assets (subject to a minimum annual fee of $50,000), 0.10% on the next $50 million of assets, 0.07% on the next $100 million in assets and 0.05% on assets in excess of $200 million. Rodney Square also receives reimbursement from the Fund for out-of-pocket expenses.

      Rodney Square also serves as the Fund's transfer agent pursuant to a Transfer Agency Agreement dated August 18, 1995. As transfer agent, Rodney Square maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares in association with the Distributors, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. Rodney Square will also administer the payment of any up-front commission payments paid by Olstein & Associates and ongoing 12b-1 fees paid by the Fund to Selling Dealers and assist the Distributors in the preparation of the quarterly 12b-1 reports to the Board of Trustees. See "Distribution of Shares." Shareholder inquiries should be directed to Rodney Square at (800) 799-2113.

      Rodney Square also performs certain accounting and pricing services for the Fund, including the daily calculation of the Fund's net asset value. These services are provided pursuant to an Accounting Services Agreement with the Fund dated August 18, 1995.

CUSTODIAN

      The custodian for the securities and cash of the Fund is Wilmington Trust Company, Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890-0001.

EXPENSES

      Except as indicated above, the Fund is responsible for the payment of its expenses, other than those borne by the Investment Manager and such expenses may include, but are not limited to: (i) management fees; (ii) the charges and expenses of the Fund's legal counsel and independent auditors; (iii) brokers' commissions, mark-ups and mark-downs and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions; (iv) all taxes and corporate fees payable by the Fund to governmental agencies; (v) the fees of any trade association of which the Fund is a member; (vi) the cost of certificates, if any, representing shares of the Fund; (vii) amortization and reimbursements of the organization expenses of the Fund and the fees and expenses involved in registering and maintaining registration of the Fund and its shares with the SEC, and the preparation and printing of the Fund's registration statements and prospectuses for such purposes; (viii) allocable communications expenses with respect to investor services and all expenses of shareholders and directors meetings and of preparing, printing and mailing prospectuses and reports to shareholders; (ix) certain rent or office expenses not assumed by others, (x) premiums for fidelity bond and liability insurance covering Fund trustees and officers; (xi) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business; and (xii) compensation for employees of the Fund.

                  SHARES OF BENEFICIAL INTEREST

      The Trust is a series business trust that currently offers one series of shares. The beneficial interest of each series of the Trust is divided into an unlimited number of shares ("Shares"), with a par value of $.001 each. Each Share has equal dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights. Shares, when issued, will be fully paid and nonassessable. Fractional shares have proportional voting rights. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person to the Board of Trustees. Shares will be maintained in open accounts on the books of the Transfer Agent, and certificates for shares will generally not be issued.

        DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

      The Fund intends to declare and pay annual dividends to its shareholders of substantially all of its net investment income, if any, earned during the year from its investments, and the Fund will distribute net realized capital gains, if any, once with respect to each year. Expenses of the Fund, including the advisory fee, are accrued daily. Reinvestments of dividends and distributions in additional shares of the Fund will be made at the net asset value determined on the date of the dividend or distribution unless the shareholder has elected in writing to receive dividends or distributions in cash. An election may be changed by notifying Rodney Square in writing thirty days prior to the record date. Shareholders may call Rodney Square at (800) 799-2113 for more information.

      The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed and by meeting certain other requirements relating to the sources of its income and diversification of its assets as provided in the Code. Dividends from net investment income or net short-term capital gains will be taxable to shareholders as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the 70% corporate dividends received deduction, subject to certain holding period and debt financing restrictions. The portion of the dividends so qualified depends on the aggregate qualifying dividend income received by the Fund from domestic (U.S.) sources.

      Distributions paid by the Fund from net long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

      Dividends which are declared in October, November or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

      The redemption of shares of the Fund is treated as a sale and therefore is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two portfolios of a mutual fund). Any loss incurred on a sale or exchange of the Fund's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

      In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. Government Securities may be exempt from state personal income taxes. Each year, the Fund will mail information on the tax status of the Fund's dividends and distributions to shareholders. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund. The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. Shareholders may avoid this withholding requirement by certifying on the Shareholder Application the proper Taxpayer Identification Number and by certifying that they are not subject to backup withholding.

      The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

                DETERMINATION OF NET ASSET VALUE

      The Fund's net asset value per share ("net asset value") is determined by the Fund as of the close of regular trading on each day that the NYSE is open for unrestricted trading from Monday through Friday (generally 4:00 p.m., Eastern time). The net asset value is determined by the Fund by dividing the value of the Fund's securities, plus any cash and other assets, less all liabilities, by the number of shares outstanding. Expenses and fees of the Fund, including management, distribution and shareholder servicing fees, are accrued daily and taken into account for the purpose of determining the net asset value.

      Fund securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are not traded in the over-the-counter market on any given day will be valued at the mean between the last bid and ask price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair value, the Trustees may employ an independent pricing service.

      Short-term investments with less than sixty days remaining to maturity when acquired by the Fund will be valued on an amortized cost basis by the Fund, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Fund acquires a short-term security with more than sixty days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such 60 day period that this amortized cost value does not represent fair market value.

                     HOW TO PURCHASE SHARES

      Shares of the Fund are offered on a continuous basis by the Distributors and through Selling Dealers who have entered into Selling Dealer Agreements with the Distributors. Brokerage clients of Olstein & Associates who maintain private brokerage accounts with Olstein & Associates, may contact Olstein & Associates directly. Selling Dealers may receive compensation for their marketing and shareholder servicing activities in the form of up-front commission payments funded by Olstein & Associates from its own resources, or by receiving a portion of the 12b-1 fees payable by the Fund under the 12b-1 Plan. See "Distribution of Shares."

      Shares are sold to investors at the net asset value next determined after receipt and acceptance of an investor's purchase order in proper form as described below. Shares of the Fund are subject to annual 12b-1 Plan expenses and, if shares are redeemed within two years of purchase, may be subject to a CDSC. See "Expenses of the Fund" and "How to Redeem Shares." The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The minimum initial investment is $1,000, and subsequent investments must total at least $100. The minimum initial investment requirement for qualified tax sheltered retirement plans is $250 with no minimum for subsequent investments. The Fund reserves the right to vary the initial investment minimum and minimums for additional investments at any time.

      At the discretion of the Fund, investors may be permitted to purchase Fund shares by transferring securities to the Fund that: (i) meet the Fund's investment objective and policies; (ii) are acquired by the Fund for investment and not for retail purposes; (iii) are liquid securities which are not restricted as to transfer either by law or liquidity of market; (iv) have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the NYSE, or NASDAQ; and (v) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Fund will not exceed 5% of the net assets of the Fund immediately after the transactions.

      Securities transferred to the Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize all gains or losses on such transfers, and pay taxes thereon, if applicable, measured by the difference between the fair market value of the securities and the investors' bases therein.

      Purchase orders for shares of the Fund which are received by Rodney Square and accepted by the Distributors prior to the close of regular trading hours on the NYSE on any day that the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Purchase orders for shares of the Fund received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

     Purchases may be made in one of the following ways:

PURCHASES BY MAIL

      Investors may purchase shares by sending a check drawn on a U.S. bank payable to The Olstein Financial Alert Fund along with a completed Shareholder Application, to The Olstein Financial Alert
Fund, c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752. A purchase order sent by overnight mail should be sent to The Olstein Financial Alert Fund, c/o Rodney Square Management Corporation, Rodney Square North, 1105 North Market Street, 3rd Floor, Wilmington, DE 19890-0001. If a subsequent investment is being made, the check should also indicate the investor's Fund account number. When purchases are made by check, the Fund may withhold payment on redemptions of shares purchased by such check until it is reasonably satisfied that the funds are collected (which can take up to 10 days). Redemption proceeds will be mailed upon clearance of the check. Purchases made with a check that does not clear, will be canceled and the investor will be responsible for any losses or fees incurred in that transaction.

PURCHASES BY WIRE

      To  order  shares  for  purchase by wiring  federal  funds,  the transfer agent must first be notified by calling (800) 799-2113 to request an account number and furnish the Fund with a tax identification number. Following notification to Rodney Square, federal funds and registration instructions should be wired through the Federal Reserve System to:

     RODNEY SQUARE MANAGEMENT CORPORATION
     C/O WILMINGTON TRUST COMPANY, WILMINGTON DELAWARE
     ABA #0311 0009 2
     ATTENTION:  THE OLSTEIN FINANCIAL ALERT FUND
     DDA # 2670-9431
     [FURTHER CREDIT SHAREHOLDER NAME AND ACCOUNT NUMBER]

      For initial purchases by wire, a completed application with signature(s) of investor(s) must be filed with the transfer agent at the address stated above under "Purchases by Mail." Investors should be aware that some banks may impose a wire service fee.

AUTOMATIC INVESTMENT PLAN

      Shares of the Fund may be purchased through an Automatic Investment Plan. The Plan provides a convenient method by which investors may have monies deducted directly from their checking, savings or bank money market accounts for investment in the Fund on a monthly, bi-monthly, quarterly, semi-annual or annual basis. The minimum investment pursuant to this Plan is $100 per month (subsequent to the $1000 initial investment). The account designated will be debited in the specified amount, on or about the 20th of the month, and Fund shares will be purchased. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. The Fund may alter, modify or terminate this Plan at any time. For information about participating in the Automatic Investment Plan, call Rodney Square at (800) 799-2113.

                      HOW TO REDEEM SHARES

      Shareholders may redeem their shares of the Fund on any business day that the Fund calculates its net asset value. See "Determination of Net Asset Value." Redemption requests are generally made to the Fund's transfer agent (see below), however, brokerage clients of Olstein & Associates who maintain private brokerage accounts with
Olstein & Associates may contact Olstein & Associates directly. Redemptions will be effected at the net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described below, subject to any applicable CDSC. The Fund normally sends redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form, or sooner if required under applicable law. Payment may also be made by wire directly to any bank previously designated by the shareholder in a shareholder account application. The Fund's custodian or the shareholder's bank may impose a fee for wire service. The Fund will honor redemption requests of shareholders who recently purchased shares by check, but will not mail the proceeds attributable to such purchase until it is reasonably satisfied that the purchase check has cleared, which may take up to ten days from the purchase date, at which time the redemption proceeds will be sent to the shareholder.

      Except as noted below, redemption requests received in proper form by Rodney Square prior to the close of regular trading hours on the NYSE on any business day that the Fund calculates its per share net asset value are effective that day. Redemption requests received after the close of the NYSE are effective as of the time the net asset value per share is next determined.

      If a shareholder submits a redemption request for a specific dollar amount, and the redemption request is subject to a CDSC, the Fund will redeem that number of shares necessary to deduct the applicable CDSC and tender to the shareholder the requested amount to the extent shares are still held in the account. Shares purchased prior to the effective date of this prospectus which are sold within the first two years of their purchase will be assessed the applicable CDSC on the lesser of the then-current net asset value or the original purchase price of such shares. Shares purchased after the effective date of this prospectus which are sold within the first two years of their purchase will be assessed the applicable CDSC on the original purchase price. If a shareholder decides to repurchase the same amount of shares within 90 days of a redemption which was subject to a CDSC, the shareholder will receive an amount of shares equal to the repurchase plus the number of shares necessary to reimburse the amount of the CDSC. The following table sets forth the rates of the CDSC for the shares of the Fund:

                                      CONTINGENT DEFERRED
                                          SALES CHARGE
                                        (AS A PERCENTAGE
             YEAR AFTER                 OF DOLLAR AMOUNT
           PURCHASE MADE               SUBJECT TO CHARGE)
           -------------               ------------------
            Up to 1 year                     2.50%
            Up to 2 years                    1.25%
          After 2 full years                 None

      Redemptions by clients of Olstein & Associates who maintained private brokerage accounts with Olstein & Associates at the time of purchase will not be subject to the CDSC described in this prospectus.

      The Fund will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Investment Manager or the Board of Trustees, result in the necessity of the Fund selling assets under disadvantageous conditions and to the detriment of the remaining shareholders of the Fund. Pursuant to the Fund's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in kind, or partly in cash and partly in kind. However, the Fund has elected, pursuant to
Rule 18f-1 under the Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90 day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in kind would be valued as described under "Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross section of the Fund's portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment, and where the Fund completes such redemption in kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

     Shares may be redeemed in one of the following ways:

REDEMPTION BY MAIL

      Shares may be redeemed by submitting a written request for redemption to the transfer agent at The Olstein Financial Alert Fund, c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, Delaware 19899-9752. A redemption order sent by over-night mail should be sent to The Olstein Financial Alert Fund, c/o Rodney Square Management Corporation, 1105 N Market Street, 3rd Floor, Wilmington, Delaware 19890-0001.

      A written redemption request to the transfer agent must: (i) identify the shareholder's account number; (ii) state the number of shares or dollar amounts to be redeemed; and (iii) the name of the persons in whose name the account is registered. Each registered owner must sign the redemption request exactly as the shares in the account as registered. A signature may be guaranteed by an eligible institution acceptable to the Fund's transfer agent, such as a bank, broker, dealer, municipal security's dealer, government security's dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association. A redemption request for amounts above $25,000, or redemption requests for which proceeds are to be mailed somewhere other than the address of record, must be accompanied by signature guarantees. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians.

      A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the transfer agent at (800) 799-2113.

REDEMPTION BY TELEPHONE

      Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares in any amount up to $50,000 by instructing the transfer agent by telephone at
(800) 799-2113. Redemption requests for amounts exceeding $50,000 must be made in writing. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the transfer agent at the address listed above. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges. The application contains appropriate information and instructions and a form on which to make the signature guarantee.

      Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, his or her banking institution, bank account number and the name in which his or her bank account is registered. To the extent that the Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

     During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In the event that you are unable to reach Rodney Square by telephone, you may make a redemption request by mail. The Fund and Rodney Square each reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

      The Fund also reserves the right to involuntarily redeem an investor's account where the account is worth less than the minimum initial investment required when the account is established, presently $1,000. The shares will not be involuntarily redeemed solely due to market fluctuations and the effect such fluctuations may have on an investor's account balance. (Any redemption of shares from an inactive account established with a minimum investment may reduce the account below the minimum initial investment, and could subject the account to redemption initiated by the Fund.) The Fund will advise the shareholder of such intention in writing at least sixty (60) days prior to effecting such redemption, during which time the shareholder may purchase additional shares in any amount necessary to bring the account back to the minimum.

      If the Trustees determine that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment in cash, the Fund may pay the redemption price in whole or in part by distribution in kind of readily marketable securities, from the Fund, within certain limits prescribed by the SEC. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in converting the assets into cash.

                        RETIREMENT PLANS

      Shares of the Fund are available for use in all types of tax-deferred retirement plans such as IRA's, employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. Application forms and brochures describing investments in the Fund for retirement plans can be obtained from the Fund by calling Rodney Square at (800) 799-2113. The following is a description of the types of retirement plans for which the Fund's shares may be used for investment:

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")

      Individuals, who are not active participants (and, when a joint return is filed, who do not have a spouse who is an active participant) in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred. A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the employer of many of the recordkeeping requirements of establishing and maintaining a tax qualified retirement plan trust.

      If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into the Fund's IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer Federal income taxes on your contribution and on any income that is earned on that contribution.

      WTC makes available its services as an IRA Custodian for each shareholder account that is established as an IRA. For these services, WTC receives an annual fee of $10.00 per account, which fee is paid directly to WTC by the IRA shareholder. If the fee is not paid by the date due, shares of the Fund owned by the shareholder in the IRA account will be redeemed automatically for purposes of making the payment.

401(K) PLANS AND OTHER DEFINED CONTRIBUTION PLANS

      The Fund's shares may be used for investment in defined contribution plans by both self-employed individuals (sole proprietorships and partnerships) and corporations who wish to use shares of the Fund as a funding medium for a retirement plan qualified under the Internal Revenue Code. Such plans typically allow investors to make annual deductible contributions, which may be matched by their employers up to certain percentages based on the investor's pre-contribution earned income.

403(B)(7) RETIREMENT PLANS

      The Fund's shares are also available for use by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Fund as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b)(7) Plan as a reduction to the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations (including a generally applicable limitation of $9,500 per year), are excludable from the gross income of the employee for Federal Income tax purposes.

                           PERFORMANCE

      Total return data may from time to time be included in advertisements about the Fund. The Fund's total return may be calculated on an annualized and aggregate basis for various periods (which periods will be stated in the advertisement). Average annual return reflects the average percentage change per year in value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period.

      To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may compare the Fund's investment performance to appropriate market indexes such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 MidCap Index or the unweighted Value Line Index, which is composed of over 1,600 stocks in the Value Line Investment survey. The Fund may also compare its investment performance to appropriate mutual fund indexes; and the Fund may advertise its ranking compared to other similar mutual funds as reported by industry analysts such as Lipper Analytical Services, Inc.

      All data will be based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the investments in the Fund, and the Fund's operating expenses. Investment performance also often reflects the risk associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund to other mutual funds and other investment vehicles.

[Outside cover -- divided into two sections]


          INVESTMENT MANAGER                        THE
          ------------------                    [OLSTEIN LOGO]
       Olstein & Associates, L.P.                   FUNDS
         4 Manhattanville Road
        Purchase, New York 10577


              DISTRIBUTORS
              ------------
     Rodney Square Distributors, Inc.
 (Subsidiary of Wilmington Trust Company)
          1100 N. Market Street
     Wilmington, Delaware 19890-0001

        Olstein & Associates, L.P.
          4 Manhattanville Road
         Purchase, New York 10577

                                                               THE
           SHAREHOLDER SERVICES                           [OLSTEIN LOGO]
           --------------------                             FINANCIAL
     Rodney Square Distributors, Inc.                         ALERT
 (Subsidiary of Wilmington Trust Company)                     FUND
          1100 N. Market Street
     Wilmington, Delaware 19890-0001


                CUSTODIAN
                ---------
         Wilmington Trust Company
           1100 N. Market Street
       Wilmington, Delaware 19890-0001


              LEGAL COUNSEL
              -------------
   Stradley, Ronon, Stevens & Young, LLP
         2600 One Commerce Square
       Philadelphia, PA 19103-7098


           INDEPENDENT AUDITORS                             PROSPECTUS
           --------------------                          OCTOBER 31, 1996
             Ernst & Young LLP
         One North Charles Street
           Baltimore, MD 21201


OS01 10/96

                       THE OLSTEIN FINANCIAL ALERT FUND
                         a series of THE OLSTEIN FUNDS
                             4 Manhattanville Road
                              Purchase, NY 10577
                                (914) 397-7565

     STATEMENT OF ADDITIONAL INFORMATION DATED ___________, 1996


      The Olstein Funds (the "Trust") is an open-end management investment company that currently offers one series of shares called The Olstein Financial Alert Fund (the "Fund"). The Fund maintains a diversified portfolio of investments selected in accordance with its investment objective and policies.

      Information about the Fund is included in a prospectus dated __________, 1996 which may be obtained without charge from the Fund by writing to the addresses or calling the telephone numbers listed below. No investment in shares of the Fund should be made without first reading the prospectus.

       INVESTMENT MANAGER
         AND DISTRIBUTOR                       DISTRIBUTOR
       --------------------------    ---------------------------------------
       Olstein & Associates, L.P.    Rodney Square Distributors, Inc.

       4 Manhattanville Road         (subsidiary of Wilmington Trust Company)
       Purchase, NY 10577            1100 N. Market Street

       (914) 397-7565                Wilmington, DE 19890-0001
                                     (800) 799-2113






------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS DATED __________, 1996. RETAIN THIS STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.
------------------------------------------------------------------------------

                               TABLE OF CONTENTS
                               -----------------
                                                                      PAGE
                                                                      ----
THE OLSTEIN FINANCIAL ALERT FUND-INVESTMENTS......................      3

PORTFOLIO TURNOVER................................................      5

INVESTMENT RESTRICTIONS...........................................      5

INVESTMENT MANAGER................................................      7

DISTRIBUTORS......................................................      8

ADMINISTRATOR.....................................................      9

ALLOCATION OF PORTFOLIO BROKERAGE.................................     10

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...............     11

PURCHASE OF SHARES................................................     12

REDEMPTIONS.......................................................     12

OFFICERS AND TRUSTEES OF THE FUND.................................     13

TAXATION..........................................................     16

GENERAL INFORMATION...............................................     17

PERFORMANCE.......................................................     18

FINANCIAL STATEMENTS..............................................     19

                THE OLSTEIN FINANCIAL ALERT FUND - INVESTMENTS
                ----------------------------------------------

     The Fund seeks to achieve its objective by making investments selected in accordance with the Fund's investment restrictions and policies. The Fund will vary its investment strategy as described in the Fund's prospectus to achieve its objective. This Statement of Additional Information contains further information concerning the techniques and operations of the Fund, the securities in which it will invest, and the policies it will follow.

COMMON STOCK
------------

      Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims are paid, including those of debt securities and preferred stock.

PREFERRED STOCK
---------------

      Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of issuers of the preferred stocks in which the Fund invests.

CONVERTIBLE SECURITIES
----------------------

      Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation.
These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertiblesecurity an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the Investment Manager anticipates such stock will provide the Fund with opportunities which are consistent with the Fund's investment objectives and policies.

WARRANTS
--------
      The Fund may invest in warrants, in addition to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer's capital stock at a set price for a specified period of time.

OPTIONS
-------

      The Fund will only purchase options for hedging purposes and not for speculation. In this regard, the Fund will only purchase call options on securities which are sold short by the Fund. Purchasing call options allows the Fund to hedge against an increase in the price of securities that are sold short by the Fund, by locking in a future purchase price. Such options on securities will generally be held no longer than the Fund maintains a short position in the underlying security. Call options on securities give the Fund the right, but not the obligation, to buy (call) a security at a fixed price during a specified period. When purchasing call options, the Fund pays a non-refundable premium to the party who sells (writes) the option. Following the purchase of a call option, the Fund may liquidate its position by entering into a closing transaction in which the Fund sells an option of the same series as previously purchased.

AMERICAN DEPOSITORY RECEIPTS
----------------------------

      The Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Fund may purchase ADRs whether they are "sponsored" or "unsponsored." "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders.



                              PORTFOLIO TURNOVER
                              ------------------

      Although the primary objective of the Fund is long term capital appreciation, the Fund may sell securities to recognize gains or avoid potential for loss. The Fund will sell any portfolio security (without regard to the time it has been held) when the Investment Manager believes that market conditions, credit-worthiness factors or general economic conditions warrant such a step. The annualized portfolio turnover rate during the period since the commencement of investment operations through August 31, 1996 was 139.77%. This is higher than many other mutual funds. High portfolio turnover involves additional transaction costs (such as brokerage commissions) which are borne by the Fund, or adverse tax effects. See "Dividends, Capital Gains Distributions and Taxes" in the prospectus.

                            INVESTMENT RESTRICTIONS
                            -----------------------

      The Fund has adopted the Investment Restrictions set forth below in addition to those discussed in the prospectus. Some of these restrictions are fundamental policies of the Fund, and cannot be changed without the approval of a majority of the outstanding voting securities. As provided in the Investment Company Act of 1940 (the "1940 Act") a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(i) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

     As a matter of fundamental policy, the Fund will not:

     (a) as to 75% of the Fund's total assets, invest more than 5% of its total assets in the securities of any one issuer (this limitation does not apply to cash and cash items, or obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or securities of other investment companies.);

     (b) purchase more than 10% of the voting securities, or more than 10% of any class of securities, of any one issuer; for purposes of this restriction, all outstanding fixed income securities of an issuer are considered as one class;

     (c) make short sales of securities in excess of 25% of the Fund's total assets or purchase securities on margin except for such short-term credits as are necessary for the clearance of transactions;

     (d)    purchase or sell commodities or commodity contracts;

     (e) make loans of money or securities, except (i) by the purchase of fixed income obligations in which the Fund may invest consistent with its investment objective and policies; or (ii) by investment in repurchase agreements (see "Investment Objectives and Policies");

     (f) borrow money, except the Fund may borrow from banks (i) for temporary or emergency purposes not in excess of 5% of the Fund's net assets, or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount up to 33 1/3 of the value of the Fund's net assets at the time the borrowing was made;

     (g) pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 33 1/3% of the value of its net assets, but only to secure borrowings authorized in the preceding restriction; this restriction does not limit the authority of the Fund to maintain accounts for short sales of securities;

     (h) purchase the securities of any issuer, if, as a result, more than 10% of the value of a Fund's net assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities"), in any combination of securities for which there are no readily available market quotations, or in repurchase agreements maturing in more than seven days;

     (i) engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security;

     (j) purchase or sell real estate or interests therein, although it may purchase securities of issuers which engage in real estate operations and may purchase and sell securities which are secured by interests in real estate; therefore, the Fund may invest in publicly-held real estate investment trusts or marketable securities of companies which may represent indirect interests in real estate such as real estate limited partnerships which are listed on a national exchange, however, the Fund will not invest more than 10% of its assets in any one or more real estate investment trusts; and

     (k) invest more than 25% of the value of the Fund's total assets in one particular industry, except for temporary defensive purposes; for purposes of this limitation, utility companies will be divided according to their services (e.g. gas, electric, water and telephone) and each will be considered a separate industry; this restriction does not apply to investments in U.S. Government securities, and investments in certificates of deposit and bankers' acceptances are not considered to the investments in the banking industry.

     Non-fundamental policies may be changed by the Board of Trustees, without shareholder approval. As a matter of non-fundamental policy, the Fund will not:

     (a) purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs;

     (b) invest for the purpose of exercising control or management of another company;

     (c) invest in securities of any open-end investment company, except in connection with a merger, reorganization or acquisition of assets and except that the Fund may purchase securities of money market mutual funds, but such investments in money market mutual funds may be made only in accordance with the limitations imposed by the 1940 Act and the rules thereunder, as amended;

     (d) invest more than 5% of its total assets in securities of companies having a record, together with predecessors, of less than three years of continuous operation; this limitation shall not apply to U.S. Government securities; and

     So long as percentage restrictions are observed by the Fund at the time it purchases any security, changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of any of the foregoing fundamental or non-fundamental restrictions.

                              INVESTMENT MANAGER
                              ------------------

     The Trust on behalf of the Fund has entered into an investment management agreement with Olstein & Associates, L.P. (the "Investment Manager"), effective as of August 18, 1995 (the "Investment Management Agreement"), for the provision of investment advisory services, subject to the supervision and direction of the Trust's Board of Trustees. Pursuant to the Investment Management Agreement, the Fund is obligated to pay the Investment Manager a monthly fee equal to an annual rate of 1% of the Fund's average daily net assets. This fee is higher than that normally charged by funds with similar investment objectives. The Investment Manager will voluntarily waive all or a portion of its management fees if necessary, in an attempt to keep the total operating costs of the Fund (excluding the items described below) within the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. The most stringent current state restriction limits a fund's allowable aggregate operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses such as litigation costs and distribution plan expenses of up to 1% of average annual net assets) in any fiscal year to 2.5% of the first $30 million of average annual net assets of the Fund, 2% of the next $70 million of average annual net assets of the Fund, and 1.5% of average annual net assets of the Fund in excess of $100 million. The advisory fee payable to the Investment Manager in connection with the services provided to the Fund for the period September 21, 1995 (commencement of operations) through August 31, 1996 amounted to $887,728.

     The Investment Management Agreement is initially effective for two years. The Agreement may be renewed after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of the Fund who are not parties thereto or interested persons of any such party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate automatically in the event of its assignment.

     The Investment Manager has twenty limited partners, who will receive a portion of the income derived from the advisory fee received by the Investment Manager. In addition, some of the limited partners are brokers or dealers who may receive up-front commissions from the Investment Manager for sales of Fund shares, distribution fees for ongoing marketing of Fund shares under a Plan of Distribution adopted pursuant to Rule 12b- under the 1940 Act (the "12b-1 Plan"), or compensation as broker-dealer employees of companies who execute portfolio transactions for the Fund.

                                 DISTRIBUTORS
                                 ------------

     Rodney Square Distributors, Inc., a wholly owned subsidiary of Wilmington Trust Company ("RSD"), and Olstein & Associates, L.P. ("Olstein & Associates") act as distributors of the Fund's shares under a distribution agreement (the "Distribution Agreement") approved by the Board of Trustees of the Trust on behalf of the Fund. RSD and Olstein & Associates (together the "Distributors") will assist in the sale and distribution of the Fund's shares as well as assisting with the servicing of shareholder accounts.

      Olstein & Associates has sole authority to enter into agreements with Selling Dealers, and is responsible for the payment of any up-front commissions and 12b-1 fees payable to Selling Dealers under selling dealer agreements. RSD is responsible for evaluating and recommending prospective selling dealers, maintaining its broker-dealer registration in all 50 states, and assisting Rodney Square Management Corporation ("Rodney Square") and Olstein & Associates in the preparation of reports relating to payments made under the 12b-1 plan. The Distribution Agreement also provides that the Distributors, in the absence of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the agreement, will not be liable to the Trust or its shareholders for losses arising in connection with the sale of Fund shares.

      The Distribution Agreement became effective as of August 18, 1995, and will remain in effect for a period of two years. Thereafter, the Distribution Agreement continues in effect from year to year as long as its continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees or, by a vote of a majority of the outstanding voting securities of the Fund. The Distribution Agreement terminates automatically in the event of its assignment. The Distribution Agreement is also terminable without payment of a penalty (i) as to the Distributors, either together or individually, by the Fund (by vote of a majority of the Independent Trustees or by a vote of the outstanding voting securities of the
Fund) on not less than sixty (60) days' written notice to the affected party; or (ii) as to RSD, by Olstein & Associates upon sixty (60) days' written notice to RSD and the Fund; or (iii) as to either Distributor's own participation, by such Distributor upon sixty (60) days' written notice to the affected parties.

DISTRIBUTION PLAN
-----------------

      As noted in the Fund's prospectus, the Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") whereby the Fund will pay 1.00% per annum of its average daily net assets to compensate the Distributors or other persons for expenses incurred in connection with the distribution of the Fund's shares and the servicing of shareholder accounts. The fees are paid on a monthly basis, based on the Fund's average daily net assets. Included within the 1.00% payable under the Plan is a 0.75% fee that may be paid to persons as compensation for time spent and expenses incurred in the distribution and promotion of the Fund's shares, including but not limited to, sales calls and presentations to potential shareholders, the printing of prospectuses and reports used for sales purposes, expenses of preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the Distributor. In addition, the Plan includes a payment of 0.25% per annum of average daily net assets of the Fund for shareholder servicing costs. Any expense of distribution in excess of 1.00% per annum will be borne by the Investment Manager without any reimbursement or payment by the Fund. During the period September 21, 1995 (commencement of operations) through August 31, 1996, the Fund paid Olstein & Associates a total of $887,728 for expenses incurred in connection with the distribution of the Fund's shares and the servicing of shareholder accounts.

      The Plan has been approved by the Trust's Board of Trustees, including all of the Independent Trustees as defined in the 1940 Act. The Board of Trustees has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Fund to have monies available for the direct distribution activities of the Distributors in promoting the sale of the Fund's shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Fund. The Board of Trustees, including the Independent Trustees, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan must be renewed annually by the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be done by the Independent Trustees.

      The Plan and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the Plan or any related agreements shall be approved by a vote of the Independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

      The Distributors are required to report in writing to the Board of Trustees, at least quarterly, on the amounts and purpose of any payment made under the Plan, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plan should be continued.


                                 ADMINISTRATOR
                                 -------------

       Rodney   Square  Management  Corporation,  1100  North  Market  Street,
Wilmington, DE 19890-0001, provides certain administrative services to the Fund pursuant to an Administrative Services Agreement.

      Under the Administrative Services Agreement, the administrator: (1) coordinates with the Custodian and monitors the custodial, transfer agency and accounting services provided to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) maintains such books and records of the Fund as may be required by applicable federal or state law and supervises the maintenance of such books and records if maintained by third parties; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepares and, after approval by the Fund, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepares and after approval by the Fund, arranges for the filing of such registration statements and other documents with the Securities and Exchange Commission (the "SEC") and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of the Fund's expenses and instructs the Custodian to issue checks in payment thereof; (9) assists the Fund in the preparation of documents and information needed for meetings of the Board of Trustees and prepares the minutes of Board meetings; (10) monitors the Fund's compliance with applicable state securities laws; (11) assists the Distributors with the review of advertising literature and the submission of such advertising literature to the National Association of Securities Dealers (the "NASD") for review and approval under applicable NASD rules; (12) assists the Distributors with the preparation of quarterly reports to the Board of Trustees relating to the distribution plan adopted by the Fund pursuant to Rule 12b-1; and (13) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.


                       ALLOCATION OF PORTFOLIO BROKERAGE
                       ---------------------------------

     The Fund's portfolio securities transactions are placed by the Investment Manager. The objective of the Fund is to obtain the best available prices in its portfolio transactions, taking into account the costs, promptness of executions and other qualitative considerations. There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. The Investment Manager evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in serving the Investment Manager and its clients. In transactions on equity securities and U.S. Government securities executed in the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where, in the opinion of the Investment Manager, better prices and executions are available elsewhere.

      The Investment Manager, when effecting purchases and sales of portfolio securities for the account of the Fund, will seek execution of trades either
(i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to the Fund or the Investment Manager by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Investment Manager may use research and services provided to it by brokers and dealers in servicing all its clients, including the Fund, and not all such services will be used by the Investment Manager in connection with the Fund. Brokerage may also be allocated to dealers in consideration of the Fund's share distribution but only when execution and price are comparable to that offered by other brokers. During the period September 21, 1995 (commencement of operations) through August 31, 1996, the Fund paid $421,109 in brokerage commissions.

     The Investment Manager, which is a member of the NASD and a broker-dealer registered under the Securities Exchange Act of 1934, and certain other Fund affiliates, may act as brokers to execute transactions for the Fund subject to procedures set forth in Rule 17e-1 under the 1940 Act designed to ensure the fairness of such transactions, which include making quarterly reports to the Board of Trustees regarding such brokerage transactions. As a result, in order for such persons to effect any portfolio transactions for the Fund on an exchange, the commissions, fees or other remuneration received must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Investment Manager or other affiliated brokers to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in an arm's-length transaction of a like size and nature.

      The Investment Manager may from time to time provide investment management services to individuals and other institutional clients, including corporate pension plans, profit-sharing and other employee benefit trusts, and other investment pools. There may be occasions on which other investment advisory clients advised by the Investment Manager may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Investment Manager may average the transactions as to price and allocate the amount of available investments in a manner which it believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, the Investment Manager may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

      The Investment Manager is responsible for making the Fund's portfolio decisions subject to instructions described in the prospectus. The Board of Trustees may however impose limitations on the allocation of portfolio brokerage.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
              ---------------------------------------------------

     As of September 30, 1996, the following shareholders were known to own of record more than 5% of the outstanding shares of the Fund:

       Name and Address                           Percentage Ownership
       ----------------                           --------------------
       Albert Fried Jr.                           6.46%
       40 Exchange Place
       New York, NY  10005


                              PURCHASE OF SHARES
                              ------------------

      The shares of the Fund are continuously offered by the Distributors. Orders will not be considered complete until receipt by Rodney Square and acceptance by the Distributors of a completed account application form, and receipt of payment for the shares purchased. Once the completed account application and payment are received, orders will be confirmed at the next determined net asset value (based upon valuation procedures described in the prospectus) as of the close of business of the business day on which the completed order is received. Completed orders received by the Fund after the close of the business day will be confirmed at the next day's price.


                                  REDEMPTIONS
                                  -----------

      Under normal circumstances investors may redeem shares at any time, subject to any applicable contingent deferred sales charge ("CDSC"). Telephone redemption privileges are available, upon written request, for amounts up to $50,000. The redemption price will be based upon the net asset value per share next determined after receipt of the redemption request, less the amount of any applicable CDSC, provided the redemption has been submitted in the manner described below. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption.

      Payment for shares tendered for redemption is generally made by check within seven days after tender in proper form, or earlier if required under applicable law, except that the Fund reserves the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the New York Stock Exchange (the "NYSE") is closed, or trading on the NYSE is restricted by the SEC, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably predictable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

      Pursuant to the Fund's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Fund has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in-kind would be valued as described under "Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment, and where the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

                       OFFICERS AND TRUSTEES OF THE FUND
                       ---------------------------------

      The Trustees and principal executive officers and their principal occupations for the past five years are listed below.

                            Position and Office    Principal Occupation
Name and Address      Age   with the Trust         during the Past Five Years
----------------      ---   -------------------    --------------------------
Robert A. Olstein*    55    Chairman and President President, Olstein &
4 Manhattanville Road                              Associates, L.P., since
Purchase, NY  10577                                1994; President, Olstein,
                                                   Inc. since June, 1994;
                                                   Senior Vice
                                                   President/Senior
                                                   Portfolio Manager,
                                                   Smith Barney Inc. from
                                                   1982 until 1994.

Neil C. Klarfeld*     51    Trustee                Executive Vice
499 Park Avenue                                    President, Park Tower
New York, NY  10022                                Realty Corp., since
                                                   1979.

Fred W. Lange         63    Trustee                President and Portfolio
199 Stanley Avenue                                 Manager, Lange Staten
Island, NY  10301                                  Financial Services since
			                                       1972; Member of the
                                                   Board of Trustees of
                                                   Wagner College.

John Lohr             51    Trustee                Principal, Lockwood
10 Valley Stream Parkway                           Financial Group Ltd.,
Malvern, PA  19355                                 since January 1996;
                                                   Attorney, sole
                                                   practitioner, from 1995
                                                   until 1996; Senior Vice
												   President, Smith Barney
                                                   Inc., from 1987 until
                                                   1995.

D. Michael Murray     56    Trustee                President, Murray,
2715 M Street, NW, #300                            Sheer & Montgomery,
Washington, DC  20007                              since 1968.

Lawrence K. Wein      54    Trustee                Managing Director of
55 Corporate Park Drive                            Global Transit Services,
Room 23D50                                         AT&T, Inc., since
Bridgewater, NJ  08807                             1990.


---------------------
* Trustees who are "interested persons" as defined in the Investment Company Act of 1940.

                            Position and Office    Principal Occupation
Name and Address      Age   with the Trust         during the Past Five Years
----------------      ---   -------------------    --------------------------
Erik K. Olstein*      29    Trustee, Secretary     Vice President of Sales,
4 Manhattanville Road       Assistant Treasurer    Olstein & Associates,
Purchase, NY  10577         and Chief Compliance   L.P. since 1994; Client
                            Officer                Liaison, Smith Barney
                                                   Inc. from 1994 until
                                                   1995; Assistant OTC
                                                   Trader, Lehman
                                                   Brothers Inc. from 1993
                                                   until 1994; Officer and
Pilot, U.S. Navy from
                                                   1990 until 1993.

Michael Luper         27    Chief Accounting       Vice President, Olstein
4 Manhattanville Road       Officer and Treasurer  & Associates, L.P. since
Purchase, NY  10577                                1994; Client Liaison,
                                                   Smith Barney Inc. from
                                                   1994 until 1995; Auditor
                                                   (CPA), J. H. Cohn &
                                                   Company from 1991
                                                   until 1994.

Molly Graham          41    Assistant Secretary    Senior Fund
1100 Nort Market St.                               Administrator, Rodney
Wilmington, DE  19890                              Square Management
                                                   Corporation since 1993;
                                                   Legal Assistant, Clark,
                                                   Ladner, Fortenbaugh &
                                                   Young from 1991 until
                                                   1993.

John J. Kelley        37    Assistant Treasurer    Vice President, Rodney
1100 North Market St.                              Square Management
Wilmington, DE  19890                              Corporation since 1995;
                                                   Assistant Vice President,
                                                   Rodney Square
                                                   Management Corp. from
                                                   1989 until 1995.

      The officers conduct and supervise the daily business operations of the Trust, while the Trustees, in addition to the functions set forth under "Investment Manager," and "Distribution of Shares" review such actions and decide on general policy. Compensation to officers and Trustees of the Trust who are affiliated with the Investment Manager is paid by the Investment Manager and not by the Trust. Information relating to the compensation to be paid to the Trustees of the Trust is set forth below:


---------------------
* Trustees who are "interested persons" as defined in the Investment Company Act of 1940.

                                                  TOTAL COMPENSATION FROM
                                                  TRUST AND FUND COMPLEX
NAME AND POSITION                                     PAID TO TRUSTEES
-----------------                                 -----------------------
Robert A. Olstein*
Chairman and President                                       None

Erik K. Olstein*
Trustee, Secretary and Assistant Treasurer                   None

Neil C. Klarfeld*
Trustee                                                      None

Fred W. Lange
Trustee                                                     $4,000

John Lohr
Trustee                                                     $2,000

D. Michael Murray
Trustee                                                     $2,000

Lawrence K. Wein
Trustee                                                     $4,000

      The interested Trustees of the Trust receive no compensation for their service as Trustees. For their service as Trustees, the Independent Trustees receive a $2,500 annual fee and $500 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings.

                                   TAXATION
                                   --------

      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the
"Code").   In order to so qualify, a fund must, among other things (i)  derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) derive less than 30% of its gross income from the sale or other disposition of stock or securities or certain futures and options thereon held for less than three months ("short-short gains"); (iii) distribute at least 90% of its dividends, interest and certain other taxable income each year; and (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

---------------------
* Trustees who are "interested persons" as defined in the Investment Company Act of 1940.

      To the extent the Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

      Shareholders will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends eligible for designation under the dividends received deduction and paid by the Fund may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

      The Fund will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local taxes.

     In the case of a short sale, the taxable event occurs only when the stock is delivered to close the short sale. If on the date of a short sale, substantially identical property has been held by the Fund for not more than one year, or if substantially identical property is acquired by the Fund after such short sale and on or before the date of the closing thereof, then (i) any gain on the closing of the short sale is considered short-term gain; and (ii) the holding period of such substantially identical property is considered to begin on the date of the closing of the short sale or the date of a sale or other disposition of the property, if earlier. If on the date of such short sale substantially identical property has been held by the Fund for more than one year, any loss on the closing of such short sale is considered a long-term loss even if the property delivered to close the short sale was held for not more than one year. These rules may result in the elimination of the Fund's holding period of stock or securities for purposes of the requirement that the Fund must derive less than 30% of its gross income from the sale or disposition of stock or securities held for less than three months. The ability of the Fund to engage in short sales may be limited by application of this 30% gross income requirement.

                              GENERAL INFORMATION
                              -------------------

AUDITS AND REPORTS
------------------

      The financial statements of the Fund are audited each year by Ernst & Young LLP of Baltimore, MD, independent auditors. Shareholders receive semi-annual and annual reports of the Fund including the annual audited financial statements and a list of securities owned.

CODE OF ETHICS
--------------

      The Fund has adopted a Code of Ethics for certain access persons of the Trust, which includes its Trustees and certain officers and employees of the Trust and the Investment Manager. The Code of Ethics is designed to ensure that Fund insiders act in the interest of the Fund and its shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons are prohibited from knowingly buying or selling securities which are being purchased, sold or considered for purchase or sale by the Fund. The Code of Ethics contains even more stringent investment restrictions and prohibitions for insiders who participate in the Fund's investment decisions. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

                                  PERFORMANCE
                                  -----------

      Total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, the Fund may include its distribution rate in advertisements. The distribution rate is the amount of distributions per share made by the Fund over a 12-month period divided by the current maximum offering price.

      SEC rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Fund to compute or express performance follows.

      As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five or ten-year periods and assumes the deduction of all applicable charges and fees. According to the SEC formula:

                                          n
                                   P(1+T) = ERV
where:

     P =  a hypothetical initial payment of $1,000;

     T =  average annual total return;

     n =  number of years; and

   ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods, determined at the end of the one, five or ten-year periods (or a fractional portion thereof).

      The Fund's total return for the period from September 21, 1995 (commencement of operations) through August 31, 1996 was 12.22%.

      Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.

COMPARISONS AND ADVERTISEMENTS
------------------------------

      To help investors better evaluate how an investment in a Fund might satisfy their investment objective; advertisements, sales literature and other shareholder communications regarding a Fund may discuss yield or total return for such Fund as reported by various financial publications. Advertisements, sales literature and shareholder communications may also compare yield or total return to yield or total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

Barron's                                 Personal Investor
Business Week                            Personal Investing News
CDA Investment Technologies, Inc.        Russell 2000 Index
Kiplinger's Personal Finance             Russell 2000 Value and Growth Indexes
Consumer Digest                          S&P 500 Composite Stock Price Index
Financial World                          S&P SmallCap 600 Index
Forbes                                   S&P MidCap 400 Index
Fortune                                  S&P/Barra Growth & Value Indexes
Investment Company Data, Inc.            Success
Investor's Daily                         The New York Times
Lipper Mutual Fund Performance
  Analysis                               U.S. News and World Report
Lipper Mutual Fund Indices               USA Today
Money                                    Wall Street Journal
Morningstar, Inc.                        Wiesenberger Investment Companies
                                           Services
Mutual Fund Values                       Wilshire Medium & Small Cap Indexes
Nasdaq Indexes

A Fund may also from time to time along with performance advertisements, present its investments, as of a current date, in the form of the "Schedule of Investments" included in the Semi-Annual and Annual Reports to the shareholders of the Trust.

                             FINANCIAL STATEMENTS
                             --------------------

      The financial statements and financial highlights of the Fund for the period September 21, 1995 (Commencement of Operations) through August 31, 1996 which appear in the Fund's Annual Report to Shareholders and the report thereon by Ernst & Young LLP, the Fund's independent auditors, also appearing therein, are incorporated by reference into this Statement of Additional Information. The Annual Report may be obtained, without charge, by writing or calling the Fund's Distributor at the address or number listed on the cover page of this Statement of Additional Information.

THE OLSTEIN FINANCIAL ALERT FUND
PRESIDENT'S MESSAGE
---------------------------------------------------------------------------

DEAR SHAREHOLDER:

It has been almost a year since the inception of The Olstein Financial Alert Fund (the "Fund"). Although it is tempting to focus on the Fund's eleven-month performance, to do so goes against the basic tenet of our longer-term philosophy. The Fund's investment philosophy is based on a belief that investment performance conclusions should be reached over 3-5 year time periods. Investment analysts, including the Fund's investment manager, Olstein & Associates, L.P (the "Manager") can provide little expertise in terms of short-term price predictions for individual stocks or the stock market in general. In fact, the Manager's methodology of buying pessimism often results in short-term periods of lagging performance in order to reach long-term capital gains objectives. Thus, we have become more comfortable with client "hand holding" during periods of under-performance rather than blowing our horn during short-term periods of positive performance. Outlined below are some practical examples of the Fund's investment philosophy over the past year.

BUYING PESSIMISM:

Wet Seal, Inc. was the Fund's largest percentage winner last year. During four years of lean times and a poor business climate in the junior apparel market, Wet Seal was able to generate excess cash flow and remain conservatively financed with a large cash position and no debt. The company operated at an almost break-even level while its competitors were going bankrupt or reporting significant losses. In April 1995, Wet Seal seized upon a major opportunity when it purchased Contempo Casuals from Neiman Marcus for $1 million worth of Wet Seal stock. The Manager calculated that Contempo would add approximately $230 million to Wet Seal's $130 million sales base and offered significant potential for cost saving by eliminating duplication. By analyzing Wet Seal's business performance and financial information under difficult business conditions, the Manager reached very positive conclusions about the quality of management. The negativity surrounding the poor business climate in which Wet Seal operated enabled the Fund to purchase the company at what the Manager believed was a bargain price. When Wet Seal's business turned, the Fund was able to sell its last shares at 350% above the purchase price.

It is a portfolio manager's job to be right over time, not all the time. Portfolio managers are often pressured by their clients to provide instantaneous gratification and to be right all the time. Ironically, the analytical community's quest to be right all the time creates the volatility and opportunities on which The Olstein Financial Alert Fund thrives.

For example, the Fund recently made a significant commitment to the airline industry, in particular, to Delta, Continental and United. The Manager believes that the industry is entering into a prolonged period of cyclical growth and that these companies are poised for potentially higher returns. The Manager's inferential analysis of such airlines' financial statements also indicates the potential for a prolonged period of excess cash flow. In addition, the Manager believes that the conscious decision by airline management to keep fleet capacity additions well within projected cash flows may give the airlines pricing flexibility such as they have not enjoyed during the past 30 years.

In the last few weeks, airline stock prices have declined due to increased fuel prices, security concerns and quarterly earnings projections, all of which the Manager views as short-term negative developments. While many industry analysts lower expectations upon short-term negative developments

                                     1

THE OLSTEIN FINANCIAL ALERT FUND
PRESIDENT'S MESSAGE -- CONTINUED
---------------------------------------------------------------------------

so as not to appear incorrect in the short term to institutional investors, we believe that a portfolio manager should value companies and not attempt to predict stock price movements over 90 day periods. In response to what the Manager perceives as stock price movements created by analysts who express opinions about 30-90 day time periods, the Manager adds to the Fund's positions as stocks deviate further away from the Manager's valuations and correspondingly reduces the Fund's percentage commitment to individual securities as their prices gravitate toward the Manager's valuations. Buying the pessimism that creates value is a lonely and contrary thing to do. Instead of paying high prices for companies that are currently providing investors with immediate excitement, publicity and gratification, the Manager is willing to go through long, dark periods with individual securities which are out of fashion, but are conservatively financed, produce excess cash flow and represent good businesses selling at a discount. In the Manager's opinion, buying pessimism represents a lower risk methodology of achieving capital gains objectives. The Manager believes that, despite short-term concerns, the airlines should be better able to absorb normal cyclical fluctuations in their costs because of their newly found pricing flexibility, and thus, the Manager is adding to the Fund's airline holdings.

MOMENTUM INVESTORS:

Although the Manager's investment philosophy does not incorporate reacting to predictions of broad stock market movements, current themes and fads engulfing Wall Street are monitored. The Manager is concerned about the momentum investors who have become fashionable over the past 5 years but have yet to experience a prolonged period of negative market psychology. There is a large population of newly-born bull market portfolio managers running mutual funds who are buying momentum stocks and so-called concept stocks. Momentum investors have created pockets of overvaluation in small capitalization growth stocks and so-called concept stocks. In cases where the financial statements indicate that a company is selling above the Manager's calculation of private market value and there is some doubt as to the financial statement's portrayal of economic reality, a small short sale position may be established to allow the Fund to potentially realize a profit should the company's stock price fall to the Manager's calculation of private market value.+ For example, the Fund currently has a small short position in America Online, as the Manager believes that the company's method of accounting for marketing costs is not realistically portraying the basic earnings power of the company. Momentum investors have also made it more difficult to find undervalued securities, but until these opportunities present themselves, the Fund will hold cash equivalents (currently 15% of the Fund's assets).

The Manager does not want the Fund's shareholders to infer that any market predictions are being made. A company by company orientation is used. Should negative market psychology develop in general or in individual securities which results in conservatively financed companies becoming undervalued, the Manager will purchase these companies, despite the negative psychology surrounding them.

STOCKS WITHIN OUR VALUE PARAMETERS:

Listed below are examples of unfashionable stocks currently falling into the Manager's value parameters (WE RECOMMEND THAT YOU REVIEW THE ATTACHED SCHEDULE OF INVESTMENTS TO DETERMINE THE ACTUAL PERCENTAGES OF THE FUND'S PORTFOLIO REPRESENTED BY THESE SECURITIES):

SILICON VALLEY GROUP, INC., NOVELLUS SYSTEMS, INC. AND KLA INSTRUMENTS - (semi-conductor equipment companies). Wall Street is concerned about an earnings downturn lasting until 1998. We are impressed by their low

+  Short  selling is a  technique that  may be  considered  speculative and involves risk beyond the initial capital necessary to secure each transaction. Please refer to the Fund's Prospectus for complete information.

                                     2
THE OLSTEIN FINANCIAL ALERT FUND
PRESIDENT'S MESSAGE -- CONTINUED
---------------------------------------------------------------------------

valuations, their high levels of cash, and their technological support to semi-conductor companies which are experiencing a temporary setback during what we believe is a sustained period of cyclical growth. Silicon Valley Group is being capitalized in the market place at $500 million. Silicon Valley has cash of $300 million and has stockholders such as Intel, Motorola and Texas Instruments, Inc. who apparently believe in Silicon Valley's technology. Similarly, cash represents 25% of the market capitalization of companies such as Novellus Systems and KLA Instruments.

FLEETWOOD ENTERPRISES, INC. - (a manufacturer of mobile homes and recreation vehicles). The population in the 45 to 64 year old category, the prime purchasers of mobile and motor homes, is predicted to grow 47% in the next 15 years compared to 1% for the remainder of the population. Fleetwood is a leader in its field, generates excess cash each year, has no debt, and just recently showed confidence in its future by tendering for 20% of its outstanding shares. Wall Street is concerned about a short-term drop in backlogs and the recent selling of 2 million shares back to the company by its 71 year-old Chairman for estate purposes. The Manager believes that the company has an outstanding future and is selling at a 25% discount to the Manager's calculation of private market value.

GENERAL MOTORS, CORP. - The Manager believes that the automobile company, which generates excess cash flow, is being re-engineered by a bright innovative management team. GM's Hughes subsidiary, which includes its satellite, aerospace and DirecTV units, are worth $20 per GM share and could be spun off shortly. The Manager also believes that the segments of GM are being undervalued by the market because analysts are too focused on daily automotive sales, the next recession, and strike talk.

BOWNE & CO., INC. - The company is the oldest and largest financial printer in the U.S. and generates excess cash flow each year, has $35 million of excess cash sitting on its balance sheet and has earnings power, which the Manager believes is above Wall Street's expectations. Wall Street is worried about Bowne's past dependence on the printing derived from Initial Public Offerings (IPO's). However, the Manager believes the company has diversified into mutual fund printing and other high-end corporate market endeavors which should soften Bowne's cyclicality. We believe Wall Street again is too bearish and is not zeroing in on the fact that Bowne is currently selling at a discount to the Manager's calculation of private market value even under a no growth assumption.

MORE THAN PERFORMANCE STATISTICS:

We are pleased to report that the Fund had an aggregate return of 12.22% since September 21, 1995 (the date the Fund commenced operations).* In our Semi-Annual report, we based the comparison of the Fund's performance against the Value Line Index, an unweighted index composed of over 1,700 stocks in the Value Line Investment Survey. However, over the past year we have found that because the Standard & Poor's 500 Composite Index (S&P 500) is used as a standard in the mutual fund industry for performance statistics, many of our shareholders have indicated that they prefer the S&P 500 as a basis of comparison. In response to this request from our shareholders, we have chosen to use the S&P 500 as the comparative bench-mark for measuring the Fund's relative performance. The S&P 500 is a capitalization weighted index of five hundred larger capitalized stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of five hundred stocks representing all major industries. Because the S&P 500 is a weighted index, the Manager also thought it would be more informative to provide an unweighted index of

* Past performance is not necessarily indicative of future results Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original cost.

                                     3
THE OLSTEIN FINANCIAL ALERT FUND
PRESIDENT'S MESSAGE -- CONTINUED
---------------------------------------------------------------------------

mutual fund performance which consists of the average return of the 30 largest capital appreciation funds, rather than compare the Fund to the unweighted Value Line Index. Lipper Analytical Services, the mutual fund rating company which computes this index, classifies the Fund as a capital appreciation fund. Below is a chart that represents the performance of the Fund, the Lipper Capital Appreciation Funds Index, and the S&P 500 since the Fund's inception on September 21, 1995.

[GRAPH]


	                 Sep-95	 Aug-96
					 ------  ------
S&P 500 Index	    $10,000  $11,426
Lipper Index	    $10,000  $10,834
Olstein Financial
  Alert Fund	    $10,000  $11,183


        AGGREGATE RETURN
                           INCEPTION
Olstein Financial Alert(1)	 12.22%
Lipper Index                  8.34%
S&P 500(2)                   14.25%

1 Includes all expenses and/or charges, and thus represents a "net return."
  Total return assumes reinvestment of dividends and capital gains. Past performance is not necessarily indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original cost.
2 S&P 500 return is adjusted upward to reflect reinvested dividends, but does not reflect the deduction of any fees or expenses associated with investment in the index, and thus represents a "gross return."

                                     4
THE OLSTEIN FINANCIAL ALERT FUND
PRESIDENT'S MESSAGE -- CONTINUED
---------------------------------------------------------------------------

Performance statistics are seductive because they provide one of the few objective elements for selecting investment vehicles. However, the Manager believes that investors should also consider the risks taken by the portfolio manager rather than focusing solely on returns. The Manager does not subscribe to the more conventional measurement of risk that is based purely on the price volatility of a stock. The Manager measures portfolio risk by assessing the probability of the individual companies within the portfolio losing more than 20% of their market value over three- to five-year time periods. In assessing the probability of loss, a company's financial strength, its ability to produce excess cash flow, the QUALITY OF EARNINGS and the Manager's confidence in the predictability of earnings based on the company's unique business fundamentals are analyzed. Losses penalize returns more than profits help. A portfolio manager who shows an increase of 80% in one year and loses 50% in the next year has lost 10% of his shareholders' capital.

The cornerstone of The Olstein Financial Alert Fund's philosophy continues to be that long term capital gains objectives may be achieved by avoiding serious errors rather than taking the risk to find big winners. The Fund's Manager is dedicated to looking into and behind the numbers contained in a company's publicly available financial statements which may be contradicting Wall Street's predictions and valuations. A thorough analysis of these numbers should give the Fund an edge in either avoiding potential losers or selecting stocks where stock market valuations are below the Manager's calculation of private market values.

We look forward to continuing a close shareholder relationship and encourage any questions or feedback.

                              Sincerely,

                              /s/ Robert A. Olstein

                              Robert A. Olstein
                              President

October 24, 1996

                                     5
THE OLSTEIN FINANCIAL ALERT FUND
SCHEDULE OF INVESTMENTS                                      AUGUST 31, 1996
----------------------------------------------------------------------------
                                                                 VALUE
												  SHARES        (NOTE 2)
												  ------        --------
COMMON STOCK - 84.6%
COMMUNICATIONS & BROADCASTING - 1.0%
     BET Holdings, Inc. (A Shares)*..........     41,500      $ 1,063,437
                                                              -----------

FINANCE & INSURANCE - 5.1%
     INSURANCE CARRIERS - 2.7%
     MGIC Investment Corp....................     25,000        1,584,375
     Vesta Insurance Group, Inc..............     33,500        1,293,938
                                                              -----------
                                                                2,878,313
                                                              -----------
     STATE & NATIONAL BANKS - 2.4%
     JSB Financial, Inc......................     80,000        2,650,000
                                                              -----------

     TOTAL FINANCE & INSURANCE.........................         5,528,313
                                                              -----------
MANUFACTURING - 63.0%
     CHEMICALS & ALLIED PRODUCTS - 7.7%
     Arcadian Corporation....................     23,000          506,000
     Century Aluminum Company................     45,000          720,000
     First Mississippi Corp..................     68,000        1,827,500
     IMC Global Inc..........................     16,000          688,000
     Learonal, Inc...........................    107,300        2,333,775
     RPM, Inc................................     77,000        1,232,000
     Terra Industries, Inc...................     80,900        1,071,925
                                                              -----------
                                                                8,379,200
                                                              -----------
     COMPUTER & OFFICE EQUIPMENT - 7.9%
     Caere Corp.*............................     28,140          252,381
     Compaq Computer Corporation*............     10,000          566,250
     Intel Corp..............................     20,500        1,636,156
     International Business Machines
     Corp....................................      6,000          686,250
     LSI Logic Corp.*........................    150,000        3,281,250
     LAM Research Corp.*.....................     25,000          590,625
     Xerox Corp..............................     29,000        1,591,375
                                                              -----------
                                                                8,604,287
                                                              -----------
     FOOD & BEVERAGE - 0.6%
     Canandaigua Wine Company*...............     30,000          690,000
                                                              -----------

     FURNITURE & FIXTURES - 1.1%
     Ethan Allen Interiors, Inc..............     46,000        1,230,500
                                                              -----------

     GLASS, CONCRETE & OTHER PRODUCTS - 2.9%
     Centex Construction Products,
      Inc....................................     90,000        1,327,500
     Giant Cement Holding, Inc.*.............     50,000          693,750
     Southdown, Inc..........................     50,000        1,162,500
                                                              -----------
                                                                3,183,750
                                                              -----------

                                                                 VALUE
												  SHARES        (NOTE 2)
												  ------        --------
     IRON & STEEL - 1.0%
     Kentucky Electric Steel, Inc.*..........    151,900      $ 1,082,288
                                                              -----------

     MISC. ELECTRICAL MACHINERY, EQUIP. & SUPPLIES - 9.0%
     AVX Corp................................     82,600        1,548,750
     Amphenol Corp. (A Shares)*..............     81,000        1,589,625
     Applied Materials, Inc.*................     19,000          460,750
     Park Electrochemical Corp...............    116,000        2,102,500
     Silicon Valley Group, Inc.*.............     47,000          851,875
     Teradyne, Inc.*.........................     70,000        1,085,000
     Texas Instruments, Inc..................     37,500        1,753,125
     Varian Associates.......................     10,000          456,250
                                                              -----------
                                                                9,847,875
                                                              -----------
     MISC. INDUSTRIAL MACHINERY & EQUIP. - 2.0%
     Novellus Systems, Inc.*.................     21,500          811,625
     Simpson Manufacturing
        Company*.............................     71,800        1,364,200
                                                              -----------
                                                                2,175,825
                                                              -----------
     MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.1%
     Chase Brass Industries, Inc.*...........     25,200          425,250
     Kysor Industrial, Corp..................     46,100        1,181,312
     Pittway Corporation.....................      9,100          410,637
     Pittway Corporation (A Shares)..........     17,900          841,300
     Steel of West Virginia, Inc.*...........     82,500          536,250
                                                              -----------
                                                                3,394,749
                                                              -----------
     PAPER & PAPER PRODUCTS - 0.8%
     Boise Cascade Corp......................     25,000          843,750
                                                              -----------

     PHARMACEUTICAL PREPARATIONS - 3.3%
     American Home Products Corp.............     14,000          829,500
     Merck & Co., Inc........................     20,000        1,312,500
     Pharmacia & Upjohn, Inc.................     21,500          903,000
     Warner-Lambert Co.......................     10,000          595,000
                                                              -----------
                                                                3,640,000
                                                              -----------
     PRECISION INSTRUMENTS & MEDICAL SUPPLIES - 1.5%
     KLA Instruments*........................     40,000          790,000
     Nellcor Puritan Bennet, Inc.*...........     33,000          849,750
                                                              -----------
                                                                1,639,750
                                                              -----------
     PRINTING & PUBLISHING - 1.4%
     Bowne & Co., Inc........................     76,800        1,526,400
                                                              -----------

     TELECOMMUNICATIONS EQUIPMENT - 1.4%
     Adaptec, Inc.*..........................     14,000          698,250
     Rogers Corp.*...........................     30,700          767,500
                                                              -----------
                                                                1,465,750
                                                              -----------

    The accompanying notes are an integral part of the financial statements.
                                      6

THE OLSTEIN FINANCIAL ALERT FUND
SCHEDULE OF INVESTMENTS - CONTINUED                          AUGUST 31, 1996
----------------------------------------------------------------------------
                                                                 VALUE
												  SHARES        (NOTE 2)
												  ------        --------
     TEXTILES & APPAREL - 3.6%
     Barry (R.G.) Corp.*.....................     55,125      $   757,969
     Liz Claiborne, Inc......................     34,000        1,181,500
     Quiksilver, Inc.*.......................     85,000        1,997,500
                                                              -----------
                                                                3,936,969
                                                              -----------
     TRANSPORTATION - 8.8%
     Continental Airlines, Inc.
      (B Shares)*.............................   139,000        3,144,875
     Delta Air Lines, Inc.....................    44,500        3,153,938
     Florida East Coast Industries, Inc.......    20,305        1,652,319
     UAL Corp.*..............................     34,500        1,656,000
                                                              -----------
                                                                9,607,132
                                                              -----------
     TRANSPORTATION EQUIPMENT - 6.9%
     Coachmen Industries, Inc................     28,600          532,675
     Echlin, Inc.............................     43,900        1,338,950
     Fleetwood Enterprises, Inc..............    105,000        2,913,750
     General Motors Corp.....................     10,404          517,599
     Harley-Davidson, Inc....................     22,400          918,400
     Monaco Coach Corp.*.....................     25,000          331,250
     TRW Inc.................................      4,500          416,250
     Winnebago Industries, Inc...............     64,900          527,313
                                                              -----------
                                                                7,496,187
                                                              -----------
     TOTAL MANUFACTURING...............................        68,744,412
                                                              -----------
MINING - 0.9%
     Giant Industries Inc....................     63,300          949,500
                                                              -----------

SERVICES - 10.7%
     AMUSEMENT & RECREATION SERVICES - 2.4%
     Bally Entertainment Corporation*........     55,200        1,504,200
     Walt Disney Co..........................     19,500        1,111,500
                                                              -----------
                                                                2,615,700
                                                              -----------
     BUSINESS SERVICES - 4.8%
     Hvide Marine, Inc.......................     30,000          356,250
     Kelly Services, Inc., Class A...........     24,000          684,000
     The Olsten Corp.........................     15,000          418,125
     Sotheby's Holdings, Inc. (A Shares).....    241,995        3,750,922
                                                              -----------
                                                                5,209,297
                                                              -----------
     COMPUTER SERVICES - 1.3%
     Santa Cruz Operation, Inc.*.............    216,300        1,487,063
                                                              -----------

     MEDICAL & HEALTH SERVICES - 2.0%
     Healthcare Compare Corp.*...............     50,000        2,137,500
                                                              -----------

                                                                 VALUE
												  SHARES        (NOTE 2)
												  ------        --------
     PERSONAL SERVICES - 0.2%
     Hilton Hotels Corp......................      2,500      $   267,187
                                                              -----------

     TOTAL SERVICES....................................        11,716,747
                                                              -----------
WHOLESALE & RETAIL TRADE - 3.9%
     MISCELLANEOUS RETAIL STORES - 0.8%
     Home Shopping Network, Inc.*............     80,300          863,225
                                                              -----------

     RETAIL APPAREL & ACCESSORY STORES - 1.7%
     Kenneth Cole Productions, Inc.*.........     95,000        1,852,500
                                                              -----------

     RETAIL DEPARTMENT STORES - 0.9%
     Strawbridge & Clothier (A Shares).......     55,200          993,600
                                                              -----------

     RETAIL EATING & DRINKING PLACES - 0.5%
     Buffets Inc.*...........................     20,500          281,875
     Hometown Buffet Inc.*...................     16,000          248,000
                                                              -----------
                                                                  529,875
                                                              -----------
     TOTAL WHOLESALE & RETAIL TRADE....................         4,239,200
                                                              -----------
     TOTAL COMMON STOCK
      (COST $90,603,981)...............................        92,241,609
                                                              -----------

MUTUAL FUNDS - 0.9%
     Scudder Managed Cash Fund
      (COST $940,961)........................    940,961          940,961
                                                              -----------

                                                   PAR           VALUE
                                                  (000)         (NOTE 2)
U.S. GOVERNMENT AGENCY                            -----         --------
  OBLIGATIONS - 14.8%
     Federal Home Loan Banks, 5.17%,
      09/04/96...............................    $1,505      $ 1,504,352
     Federal Home Loan Banks, 5.19%,
      09/05/96...............................     3,750        3,747,837
     Federal National Mortgage Assoc.,
      5.22%, 09/06/96........................     6,225        6,220,487
     Federal National Mortgage Assoc.,
      5.23%, 09/12/96........................     4,695        4,687,497
                                                             -----------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (COST $16,160,173)..............................        16,160,173
                                                             -----------

    The accompanying notes are an integral part of the financial statements.
                                      7

THE OLSTEIN FINANCIAL ALERT FUND
SCHEDULE OF INVESTMENTS -  CONTINUED                         AUGUST 31, 1996
----------------------------------------------------------------------------
                                                   PAR          VALUE
												  (000)        (NOTE 2)
												  ------       --------
COMMERCIAL PAPER - 0.8%
     American Express, 5.25%, 09/03/96
     (COST $886,738).........................      $887      $   886,738
                                                             -----------


                                                  SHARES
TOTAL INVESTMENTS                                 ------
 (COST $108,591,853) - 101.1%.........................       110,229,481
                                                             -----------
DEPOSITS WITH BROKERS &
CUSTODIAN BANK FOR
SECURITIES SOLD SHORT - 1.4%
     Cash....................................                     75,942
     General Motors Corp.
      (COST $1,321,116)......................    29,596        1,472,401
                                                             -----------
                                                               1,548,343
                                                             -----------


RECEIVABLES FROM BROKERS FOR
 SECURITIES SOLD SHORT - 1.5%.........................         1,607,902
                                                             -----------
SECURITIES SOLD SHORT
(PROCEEDS $1,607,902) - (1.4)%........................       (1,488,338)
                                                             -----------
OTHER ASSETS AND LIABILITIES,
 NET - (2.6)%.........................................       (2,892,634)
                                                             -----------
NET ASSETS - 100.0%...................................      $109,004,754
                                                            ============
*Non-income producing security.

    The accompanying notes are an integral part of the financial statements.
                                      8

THE OLSTEIN FINANCIAL ALERT FUND
SCHEDULE OF SECURITIES SOLD SHORT                            AUGUST 31, 1996
----------------------------------------------------------------------------
                                                                VALUE
												  SHARES       (NOTE 2)
												  ------       --------
SCHEDULE OF SECURITIES
 SOLD SHORT - (1.4)%

FINANCE - (0.1)%
     Olympic Financial Ltd...................      2,000     $    49,000
                                                             -----------

MANUFACTURING - (0.3)%
     Carrington Laboratories, Inc............      2,000          47,000
     Copytele, Inc...........................      7,500          46,875
     Hondo Oil and Gas Co....................     10,000         152,500
     Summit Technology, Inc..................      5,000          33,125
                                                             -----------

     TOTAL MANUFACTURING...............................          279,500
                                                             -----------
SERVICES - (0.7)%
     America Online, Inc.....................      5,000         151,250
     Discovery Zone, Inc.....................     32,900          12,338
     Medaphis Corp...........................     12,000         151,500
     Organogenesis, Inc......................      7,300         126,837
     Orthodontic Centers of America,
      Inc.....................................     5,000         188,750
     Stratosphere Corporation................     30,000          60,000
     Wellcare Management Group...............     10,500         106,313
                                                             -----------

     TOTAL SERVICES....................................          796,988
                                                             -----------
WHOLESALE & RETAIL TRADE - (0.3)%
     Circuit City Stores, Inc................      4,500         141,750
     Foxmeyer Health Corporation.............     45,900         183,600
     Today's Man. Inc........................     25,000          37,500
                                                             -----------

     TOTAL WHOLESALE & RETAIL TRADE....................          362,850
                                                             -----------
     TOTAL SECURITIES SOLD SHORT
      (PROCEEDS $1,607,902)...........................        $1,488,338
                                                             ===========

	The accompanying notes are an integral part of the financial statements.
                                      9

THE OLSTEIN FINANCIAL ALERT FUND
STATEMENT OF ASSETS AND LIABILITIES                        AUGUST 31, 1996
--------------------------------------------------------------------------

ASSETS:
Investments in securities (identified cost
  $108,591,853) (Note 2)..............................   $110,229,481
Deposits with brokers and custodian bank for
  securities sold short (Note 3)......................      1,548,343
Receivable from brokers for securities sold short.....      1,607,902
Dividends and interest receivable.....................        117,131
Receivable for investments sold.......................        155,645
Unamortized organization costs........................        101,691
                                                         ------------
    Total assets......................................    113,760,193
                                                         ------------

LIABILITIES:
Securities sold short (proceeds: $1,607,902)
  (Note 3)............................................      1,488,338
Payable for investments purchased.....................      2,814,074
Due to Investment Manager (Note 4)....................         91,897
Other accrued expenses (Note 4).......................        285,188
Other liabilities.....................................         75,942
                                                         ------------
    Total liabilities.................................      4,755,439
                                                         ------------
NET ASSETS............................................   $109,004,754
                                                         ============

NET ASSETS CONSIST OF:
Accumulated net investment loss.......................      $(606,294)
Net unrealized appreciation of investments
  (Note 3)............................................      1,788,913
Net unrealized appreciation on securities
  sold short..........................................        119,564
Accumulated net realized gain.........................      9,251,179
Accumulated net realized gain from securities
  sold short..........................................         75,942
Shares of beneficial interest.........................          9,726
Additional paid-in capital............................     98,365,724
                                                         ------------
NET ASSETS, for 9,726,021 shares outstanding..........   $109,004,754
                                                         ============

NET ASSET VALUE and redemption price per share
  ($109,004,754 / 9,726,021 outstanding shares
  of beneficial interest, $0.001 par value)...........         $11.21
                                                               ======

  The accompanying notes are an integral part of the financial statements.
                                      10

THE OLSTEIN FINANCIAL ALERT FUND
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------

                                                         FOR THE PERIOD
                                                      SEPTEMBER 21, 1995+
                                                            THROUGH
                                                        AUGUST 31, 1996
                                                       -----------------

INVESTMENT INCOME:
  Income:
    Dividends.........................................       $862,683
    Interest..........................................        693,034
                                                         ------------
                                                            1,555,717
                                                         ------------

EXPENSES:
  Management fee (Note 4).............................        887,728
  Distribution expenses (Note 4)......................        887,728
  Custodian fee (Note 4)..............................         32,328
  Transfer Agent fee (Note 4).........................         36,229
  Administration fee (Note 4).........................        105,817
  Accounting fee (Note 4).............................         44,252
  Trustees' fees and expenses (Note 4)................         13,000
  Amortization of organizational expenses.............         23,705
  Legal...............................................         21,500
  Audit...............................................         12,100
  Shareholders report fees............................         17,976
  Registration fees...................................         44,045
  Dividend expense for securities sold short..........            135
  Miscellaneous.......................................         35,468
                                                         ------------
Total expenses........................................      2,162,011
                                                         ------------
Net investment loss...................................       (606,294)
                                                         ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investment transactions......      9,352,900
    Net realized gain on securities sold short........         75,942
    Net unrealized appreciation of investments........      1,788,913
    Net unrealized appreciation on securities
      sold short......................................        119,564
                                                         ------------

  Net gain on investments.............................     11,337,319
                                                         ------------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS..........................................   $ 10,731,025
                                                         ============


+ Commencement of Operations.

  The accompanying notes are an integral part of the financial statements.
                                      11

THE OLSTEIN FINANCIAL ALERT FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------

                                                         FOR THE PERIOD
                                                      SEPTEMBER 21, 1995+
                                                            THROUGH
                                                        AUGUST 31, 1996
                                                       -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment loss.................................      $(606,294)
  Net realized gain on investment transactions........      9,352,900
  Net realized gain on securities sold short..........         75,942
  Net unrealized appreciation of investments..........      1,788,913
  Net unrealized appreciation on securities
    sold short........................................        119,564
                                                         ------------
  Net increase in net assets resulting from
    operations........................................     10,731,025
                                                         ------------
Distributions to shareholders from:
  Net realized capital gains ($0.011 per share).......       (101,721)
                                                         ------------
Increase in net assets from Fund share transactions
  (Note 5)............................................     98,275,450
                                                         ------------
Increase in net assets................................    108,904,754

NET ASSETS:
  Beginning of period.................................        100,000
                                                         ------------
  End of period.......................................   $109,004,754
                                                         ============

+ Commencement of Operations.

  The accompanying notes are an integral part of the financial statements.
                                      12

THE OLSTEIN FINANCIAL ALERT FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

The following table includes selected data for a share outstanding for the Fund throughout the period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                          FOR THE PERIOD
                                        SEPTEMBER 21, 1995+
                                              THROUGH
                                          AUGUST 31, 1996
                                        -------------------


NET ASSET VALUE - BEGINNING OF PERIOD          $10.00
                                               ------
Investment Operations:
 Net investment loss.....................       (0.07)
 Net realized and unrealized gain
  on investments.........................        1.29
                                               ------
    Total from investment operations.....        1.22
                                               ------

DISTRIBUTIONS:
 From net realized gain on investments...       (0.01)
                                               ------
       Total distributions...............       (0.01)
                                               ------

NET ASSET VALUE - END OF PERIOD..........      $11.21
                                               ======

TOTAL RETURN++...........................      12.22%

Ratios (to average net assets)/Supplemental Data:
  Expenses...............................      2.43%*
  Net investment loss....................    (0.68)%*
Portfolio turnover rate..................    139.77%*
Average commission rate paid.............     $0.0592
Net assets at end of period
  (000 omitted)..........................    $109,005


+  Commencement of Operations.
++ The total return for the period has not been annualized and does not reflect any deferred sales charge.
*  Annualized.

  The accompanying notes are an integral part of the financial statements.
                                     13

THE OLSTEIN FINANCIAL ALERT FUND
NOTES TO FINANCIAL STATEMENTS
---------------------------------------------------------------------------

1.DESCRIPTION  OF THE FUND.  The Olstein Financial Alert Fund (the  "Fund")
  is the first series of The Olstein Funds (the "Trust"), a Delaware business trust organized on March 31, 1995. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The primary investment objective of the Fund is long-term capital appreciation with a secondary objective of income. The Fund commenced investment operations on September 21, 1995.

2.SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund:

  SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, the security will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

  FEDERAL INCOME TAXES. The Fund intends to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision has been provided.

  DISTRIBUTIONS TO SHAREHOLDERS. Distributions of net investment income and net realized gains will be made annually in December. An additional distribution may be made to the extent necessary to avoid the payment of a 4% excise tax.

  DEFERRED ORGANIZATION COSTS. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that the Fund commenced operations. In the event that any of the initial shares of the Fund are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

  USE  OF  ESTIMATES  IN  THE  PREPARATION OF  FINANCIAL  STATEMENTS.   The
  preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  OTHER. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

3.PURCHASES  AND SALES OF INVESTMENT SECURITIES.  During the  period  ended
  August 31, 1996, purchases and sales of investment securities (excluding securities sold short and short-term investments) aggregated as follows:

         Purchases.........................     $131,386,240
         Sales.............................      106,905,193

                                     14
THE OLSTEIN FINANCIAL ALERT FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED
---------------------------------------------------------------------------

  The following balances for the Fund are as of August 31, 1996:

       COST FOR      NET TAX BASIS   TAX BASIS GROSS   TAX BASIS GROSS
    FEDERAL INCOME     UNREALIZED       UNREALIZED        UNREALIZED
     TAX PURPOSES     APPRECIATION     APPRECIATION      DEPRECIATION
    --------------   --------------   --------------    --------------

     $111,392,334       $309,548        $7,620,459        $7,310,911

  SHORT SALES. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, U.S. Government securities or other liquid assets sufficient to collateralize the market value of its short positions. The Fund limits the value of short positions to 25% of the Fund's net assets. At August 31, 1996, the Fund had 1.4% of its net assets in short positions. For the period ended August 31, 1996, the cost of investments purchased to cover short sales and the proceeds from those investments sold short were $3,096,971 and $3,172,913, respectively.

4.INVESTMENT  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH  AFFILIATES.   The
  Fund employs Olstein & Associates, L.P. ("Olstein & Associates" or the "Investment Manager") as the investment manager. Pursuant to an investment management agreement with the Fund, the Investment Manager selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees. For its services, the Investment Manager is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. For the period ended August 31, 1996, the Fund incurred investment management fees of $887,728.

  Rodney Square Management Corp. ("Rodney Square"), a wholly owned subsidiary of Wilmington Trust Company ("WTC"), which is wholly owned by Wilmington Trust Corporation, a publicly held bank holding company, serves as Administrator to the Fund pursuant to an Administration Agreement with the Trust on behalf of the Fund. As Administrator, Rodney Square is responsible for services such as budgeting, maintaining federal and state registration for the Fund's shares, financial reporting, compliance monitoring and corporate management. For the services provided, Rodney Square receives a monthly administration fee at an annual rate based upon the average daily net assets of the Fund as follows: 0.15% of average daily net assets up to $50 million (subject to a minimum annual fee of $50,000); 0.10% of average daily net assets over $50 million up to $100 million; 0.07% of average daily net assets over $100 million up to $200 million; and 0.05% of average daily net assets over $200 million. The administration fee paid to Rodney Square for the period ended August 31, 1996 amounted to $105,817.

  Rodney Square also serves as Transfer and Dividend Paying Agent for the Fund pursuant to a Transfer Agent Agreement with the Trust dated August 18, 1995. WTC serves as Custodian of the assets of the Trust.

  Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of WTC, and Olstein & Associates (together the "Distributors") have entered into a distribution and underwriting agreement with the Fund dated August 18, 1995, under which the Distributors act as co-underwriters to engage in activities designed to assist the Fund in securing purchasers

                                     15
THE OLSTEIN FINANCIAL ALERT FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED
---------------------------------------------------------------------------

  for its shares. The Fund has adopted a Shareholder Servicing and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"). Amounts paid under the 12b-1 Plan may compensate the Distributors or others for the activities in the promotion and distribution of the Fund's shares and for shareholder servicing. The total amount which the Fund will pay under the 12b-1 Plan is 1.00% per annum of the Fund's average daily net assets. For the period ended August 31, 1996, fees paid by the Fund pursuant to the 12b-1 Plan amounted to $887,728.

  Rodney Square determines the net asset value per share of the Fund and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Fund. For the accounting services provided, Rodney Square receives an annual fee of $40,000, plus an amount based on the average daily net assets of the Fund as follows: 0.03% of average daily net assets over $50 million up to $100 million; 0.02% of average daily net assets over $100 million up to $250 million; and 0.01% of average daily net assets of the Fund over $250 million.

  Certain trustees and officers of the Trust are also officers of the Trust's Investment Manager. Such trustees and officers are paid no fees by the Trust for serving as trustees or officers of the Trust.

  During the period September 21, 1995 (Commencement of Operations) through August 31, 1996, the Fund paid total brokerage commissions of $67,434 to affiliated broker dealers in connection with purchases and sales of investment securities.

5.Fund  Shares.   At  August  31, 1996, there was an  unlimited  number  of
  shares  of  beneficial  interest,  $0.001  par  value,  authorized.   The
  following table summarizes the activity in shares of  the Fund:


                                                    FOR THE PERIOD
                                                  SEPTEMBER 21,1995+
                                                THROUGH AUGUST 31, 1996
                                                -----------------------
                                                SHARES           AMOUNT
                                                ------           ------

    Shares sold..........................     10,157,265      $103,041,971
    Shares issued to shareholders in
     reinvestment of distributions.......          9,956           101,256
    Shares redeemed......................       (451,200)       (4,867,777)
                                              ----------      ------------
    Net increase.........................      9,716,021      $ 98,275,450
                                                              ============
    Shares outstanding:
    Beginning of period..................         10,000
                                              ----------
    End of period........................      9,726,021
                                              ==========


    + Commencement of Operations.


	                                 16

THE OLSTEIN FINANCIAL ALERT FUND
REPORT OF INDEPENDENT AUDITORS
---------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of The Olstein Financial Alert Fund:

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, of The Olstein Financial Alert Fund as of August 31, 1996, and the related statements of operations and changes in net assets, and financial highlights for the period September 21, 1995 (Commencement of Operations) through August 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Olstein Financial Alert Fund at August 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the period September 21, 1995 (Commencement of Operations) through August 31, 1996, in conformity with generally accepted accounting principles.



/s/ Ernst & Young LLP

Baltimore, Maryland
September 27, 1996



                                     17


THE OLSTEIN FINANCIAL ALERT FUND
TAX INFORMATION
------------------------------------------------------------------------

During the period ended August 31, 1996, the Fund paid a distribution of $0.011 per share from net short-term capital gains.

In January 1997, shareholders of the Fund will receive Federal income tax information on all distributions paid to their accounts in the calendar year 1996. Please consult a tax advisor if you have any questions about federal or state income tax laws, or how to prepare your tax return.

[Outside cover -- divided into two sections]


               TRUSTEES                             THE
          ------------------                    [OLSTEIN LOGO]
      Robert A. Olstein, Chairman                   FUNDS
           Neil C. Clarfeld
		    Fred W. Lange
		      John Lohr
		  D. Michael Murray
		   Erik K. Olstein
		   Lawrence K. Wein


           INVESTMENT MANAGER
       --------------------------
        Olstein & Associates, L.P.
          4 Manhattanville Road
         Purchase, New York 10577
		     (914) 397-7565

                                                               THE
               DISTRIBUTORS                              [OLSTEIN LOGO]
           --------------------                             FINANCIAL
     Rodney Square Distributors, Inc.                         ALERT
 (Subsidiary of Wilmington Trust Company)                     FUND
                     &
		  Olstein & Associates, L.P.


           SHAREHOLDER SERVICES
       ----------------------------
   Rodney Square Management Corporation
 (Subsidiary of Wilmington Trust Company)


                CUSTODIAN
			 ---------------
		Wilmington Trust Company


              LEGAL COUNSEL
          ---------------------
   Stradley, Ronon, Stevens & Young, LLP


           INDEPENDENT AUDITORS                           ANNUAL REPORT
        --------------------------                       AUGUST 31, 1996
             Ernst & Young LLP


THIS  REPORT IS  SUBMITTED  FOR  THE  GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE  FUND.
THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE  INVESTORS IN THE FUND  UNLESS
PRECEDED  OR  ACCOMPANIED  BY  AN   EFFECTIVE
PROSPECTUS.

OS06 10/96

                        THE OLSTEIN FUNDS
                             PART C
                       OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS:

          (a)  Financial Statements

                   SEE "FINANCIAL STATEMENTS" IN
                   PART B OF THIS REGISTRATION STATEMENT.

          (b)  Exhibits:

               (1)  Agreement and Declaration  of
                    Trust.*

               (2)  By-laws.*

               (3)  Voting Trust Agreement:
                    Not Applicable.

               (4)  Specimen copy  of  each
                    security to be issued by the registrant.
                    Not Applicable.

               (5)  Investment Management
                    Agreement between Registrant and Olstein &
                    Associates, L.P. dated August 18, 1995.*

               (6)  (a)   Distribution Agreement
                          between the Registrant and the
                          Distributors (Rodney Square Distributors,
                          Inc. and Olstein & Associates, L.P.) dated
                          August 18, 1995.*

                    (b)   Mutual  Fund   Dealer
                          Agreement between Olstein & Associates,
                          L.P. and Smith Barney Inc. dated September
                          21, 1995.*

                    (c)   Form of Selling Dealer
                          Agreement between Olstein & Associates,
                          L.P. and Selected Dealers.*

                    (d)   Selling Dealer Agreement
                          between Olstein & Associates, L.P. and
                          Bear, Stearns Securities Corp. dated November
                          30, 1995.*

               (7)  Bonus, Profit Sharing and Pension Contracts:
                    Not Applicable.

               (8)  Custody Agreements:

                    (a)  Custody Agreement between
                         the Registrant and Wilmington Trust
                         Company dated August 18, 1995.*

                    (b)  Special Custody Account
                         Agreement between the Registrant,
                         Wilmington Trust Company and Bear,
                         Stearns Securities Corp. dated August
                         18, 1995.*

               (9)  Other Material Contracts:

                    (a)  Administration Agreement
                         between the Registrant and Rodney Square
                         Management Corporation dated August 18, 1995.*

                    (b)  Accounting Services Agreement between the
					     Registrant and Rodney  Square  Management
						 Corporation dated August 18, 995.*

                    (c)  Transfer Agency Agreement
                         between the Registrant and Rodney Square
                         Management Corporation dated August 18, 1995.*

               (10) Opinion and Consent of Counsel as to the Legality of the
		            Securities to be Issued.
                    TO BE FILED BY THE TRUST ON A YEARLY BASIS ALONG WITH ITS
			        RULE 24f-2 NOTICE.

               (11) Consent of Independent Auditors.

               (12) All Financial Statements
                    Omitted from Item 23.
                    Not Applicable.

               (13) Letter of Understanding
                    Relating to Initial Capital.*

               (14) Model Plans.
                    Not Applicable.

               (15) Plan of Distribution Pursuant
                    to Rule 12b-1 under the Investment Company
                    Act of 1940 for The Olstein Financial Alert
                    Fund effective as of August 18, 1995.*

               (16) Schedule for Computation  of
                    Performance Quotations.**

               (17) Financial Data Schedule.**

               (18) Plan Pursuant to Rule 18f-3.
                    Not Applicable.

               (19) Trustees Power of Attorney.*

ITEM 25.  PERSONS  CONTROLLED OR UNDER COMMON  CONTROL  WITH  THE
          REGISTRANT:

               NONE.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES:

          The number of record holders of securities of the Registrant as of September 30, 1996 is as follows:

                      (1)                              (2)
                TITLE OF CLASS               NUMBER OF RECORD HOLDERS

         The Olstein Financial Alert Fund              874

----------------
* Previously filed with the Securities and Exchange Commission with Post-Effective Amendment No. 1 on Form N-1A on March 29, 1996 and incorporated herein by reference.
** Previously filed with the Securities and Exchange Commission with Post-Effective Amendment No. 2 on Form N-1A on October 30, 1996 and incorporated herein by reference.

ITEM 27.  INDEMNIFICATION:

           Under the terms of the Delaware Business Trust Act and the Registrant's Agreement and Declaration of Trust and By-Laws, no officer or trustee of the Fund shall have any liability to the Fund or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust, or the By-Laws.

           Subject to the standards and restrictions set forth in the Fund's Agreement and Declaration of Trust, the Delaware Business Trust Act, Section 3817, permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a Trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

           The Agreement and Declaration of Trust provides that the Trustees shall not be liable for any neglect or wrong-doing of any officer, agent, employee, manager or underwriter of the Fund, nor shall any Trustee be responsible for the act or omission of any other Trustee. Subject to the provisions of the By-Laws, the Fund may indemnify to the fullest extent each Trustee and officer of the Fund acting in such capacity, except that no provision in the Agreement and Declaration of Trust shall be effective to protect or purport to protect and indemnify any Trustee or officer of the Fund from or against any liability to the Fund or any shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

           The By-Laws provide indemnification for each Trustee and officer who is a party or is threatened to be made a party to any proceeding, by reason of service in such capacity, to the fullest extent, if it is determined that the Trustee or officer acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Fund, that his conduct was in the Fund's best interests and (b) in all other cases, that his conduct was at least not opposed to the Fund's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. However, there shall be no indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office. Further, no indemnification shall be made:

          (a) In respect of any proceeding as to which any Trustee or officer of the Fund shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

          (b)  In respect of any proceeding as to which
               any Trustee or officer of the Fund shall have been adjudged to be liable in the performance of that person's duty to the Fund, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Fund or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

          (c)  Of amounts paid in settling or otherwise
               disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required court approval set forth in the By-Laws is obtained.

          In any event, the Fund shall indemnify each officer and Trustee against reasonable expenses incurred in connection with the successful defense of any proceeding to which each such officer or Trustee is a party by reason of service in such capacity, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that such officer or Trustee was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties of office. The Fund shall advance to each officer and Trustee who is made a party to a proceeding by reason of service in such capacity the expenses incurred by such person in connection therewith, if (a) the officer or Trustee affirms in writing that his good faith belief that he has met the standard of conduct necessary for indemnification, and gives a written undertaking to repay the amount of advance if it is ultimately determined that he has not met those requirements, and (b) a determination that the facts then known to those making the determination would not preclude indemnification.

           The Trustees and officers of the Fund are entitled and empowered under the Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Fund, whether or not the Fund would have the power to indemnify him against such liability under the Declaration of Trust or By-Laws.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.
See also Item 32.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF THE
          INVESTMENT MANAGER:

          In addition to acting as the investment manager and co-underwriter for the Fund, Olstein & Associates, L.P. provides brokerage services and related investment advice to institutional and individual investors.

ITEM 29.  PRINCIPAL UNDERWRITERS:

          (a) (i)   Rodney Square Distributors,
                    Inc. ("RSD"), the co-underwriter and co-distributor for the Registrant's securities, currently acts as principal underwriter for the following entities:

                    The Rodney Square Fund
                    The Rodney Square Multi-Manager Fund
                    The Rodney Square Tax-Exempt Fund
                    The Rodney Square Strategic Fixed-Income Fund
                    Heitman Real Estate Fund-Heitman/PRA Institutional Class Kiewit Mutual Fund
                    1838 Investment Advisors Funds
                    The Homestate Group

              (ii)  Olstein & Associates, L.P.
                    ("Olstein"), the co-underwriter for the
                    Registrant's securities, does not act as principal underwriter for any other investment companies, but acts as the investment adviser for the Fund.

          (b)  The  tables  below set  forth  certain
               information as to the Distributors' Directors, Officers, Partners and Control Persons:

               (i)  RSD Table

                         POSITIONS AND            POSITIONS AND
NAME AND                 OFFICES WITH             OFFICES WITH
BUSINESS ADDRESS         UNDERWRITER              THE REGISTRANT
----------------         -----------              --------------
Jeffrey O. Stroble       President, Secretary     None
1105 North Market St.    Treasurer & Director
Wilmington, DE 19890

                         POSITIONS AND            POSITIONS AND
NAME AND                 OFFICES WITH             OFFICES WITH
BUSINESS ADDRESS         UNDERWRITER              THE REGISTRANT
----------------         -----------              --------------
Martin L. Klopping       Director                  None
1100 North Market St.
Wilmington, DE 19890

Cornelius G. Curran      Vice President           None
1105 North Market St.
Wilmington, DE 19890

               (ii) Olstein, Inc. is the General
                    Partner of Olstein. The following is a list of the individuals who hold positions either with Olstein, Inc. or are limited partners of Olstein.

                              POSITIONS AND       POSITIONS AND
NAME AND                      OFFICES WITH        OFFICES WITH
BUSINESS ADDRESS              UNDERWRITER         THE REGISTRANT
----------------              -----------         --------------
Robert A. Olstein             President of        Chairman and
4 Manhattanville Road         Olstein, Inc.;      President
Purchase, New York 10577      Limited Partner
                              of Olstein

Erik K. Olstein               Olstein, Inc.,      Trustee,
4 Manhattanville Road         Vice President-     Secretary and
Purchase, New York 10577      Sales               Assistant Treasurer


Michael Luper                 Olstein,Inc.,       Chief Accounting Officer
Accounting Officer            Vice President-     and Treasurer
4 Manhattanville Road         Finance
Purchase, New York 10577

Olstein, Inc.                 General Partner     None
4 Manhattanville Road
Purchase, New York 10577

Cash Asmussen                 Limited Partner     None
P.O. Box 1861
Laredo, TX  78044-1861

Nick Awad                     Limited Partner     None
144 East 44th Street
New York, NY  10017

Dr. Lewis Bobroff             Limited Partner     None
4 Catherine Court
Suffern, NY  10901-3104




                              POSITIONS AND       POSITIONS AND
NAME AND                      OFFICES WITH        OFFICES WITH
BUSINESS ADDRESS              UNDERWRITER         THE REGISTRANT
----------------              -----------         --------------

Harry & Roberta Boltin        Limited Partner     None
6 Laveta Place
Nyack, NY  10960-1604

James Calabrese               Limited Partner     None
13 Hendrie Lane
Riverside, CT  06878-1810

Catherine Corless             Limited Partner     None
44 Halley Drive
Pomona, NY  10970-2003

Patrick Donaghy               Limited Partner     None
15 East 26th Street
New York, NY  10010-1501

Anita Fleishman               Limited Partner     None
11 West 69th Street
New York, NY  10023

Albert Fried & Co.            Limited Partner     None
40 Exchange Place
New York, NY  10005-2701

Neil Klarfeld                 Limited Partner     Trustee
29 Tamarack Lane
Pomona, NY  10970-2006

Dr. David Langerman           Limited Partner     None
2 Perth Court
West Nyack, NY  10994-1307

Douglas & Diane LeGrande      Limited Partner     None
97 Birch Hill Road
Weston, CT  06883-1735

Rochelle Nechin               Limited Partner     None
128 Prospect Avenue
Douglaston, NY  11363-1338


                              POSITIONS AND       POSITIONS AND
NAME AND                      OFFICES WITH        OFFICES WITH
BUSINESS ADDRESS              UNDERWRITER         THE REGISTRANT
----------------              -----------         --------------

Joan Olstein                  Limited Partner     None
115-7 Hilltop Road
Kinnelon, NJ  07405

Judith Pomerantz              Limited Partner     None
2 White Pine Drive
Sterlington, NY  10974

Marilyn Portnoy               Limited Partner     None
7 White Birch Drive
Pomona, NY  10970-3403

Dr. Gary Roebuck              Limited Partner     None
43 Halley Drive
Pomona, NY  10970-2001

Marie Romano                  Limited Partner     None
447 Windham Court North
Wyckoff, NJ  07481-3472

John Vazzana                  Limited Partner     None
40 Exchange Place
New York, NY  10005-2701

Edwin & Harilyn Zimmerman     Limited Partner     None
13652 Rivoli Drive
Palm Beach Gardens, FL 33410

          (c)  Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS:

                    Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is maintained by the Registrant at 4 Manhattanville Road, Purchase, NY 10577, except for those maintained by the Registrant's custodian Wilmington Trust Company, 1100 North Market Street, Wilmington, DE 19890 and the Registrant's Administrator, Transfer, Redemption, Dividend Disbursing and Accounting Agent, Rodney Square Management Corporation, Rodney Square North, 1100 North Market Street, Wilmington, DE 19890.

ITEM 31.  MANAGEMENT SERVICES:

                     There are no management related service contracts not discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS

          (a)  Not Applicable.

          (b)  Not Applicable.

          (c)  The Registrant hereby undertakes to
               furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report for the fiscal year ended August 31, upon request and without charge.

          (d)  Registrant hereby undertakes, if
               requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communication with other shareholders, as directed by Section 16(c) of the 1940 Act.

						   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Purchase, and State of New York, on the 1st of November, 1996.

                              THE OLSTEIN FUNDS



                              By: /s/ Robert A. Olstein
							      ---------------------
                                  Robert A. Olstein,
                                  Chairman and President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

SIGNATURE                          TITLE                     DATE

/s/ Robert A. Olstein           Chairman and           November 1,1996
Robert A. Olstein               President

/s/ Erik K. Olstein             Trustee and            November 1,1996
Erik K. Olstein                 Secretary

/s/ Michael Luper               Chief Accounting       November 1,1996
Michael Luper                   Officer and Treasurer

/s/ Neil C. Klarfeld            Trustee                November 1,1996
Neil C. Klarfeld*

/s/ Fred W. Lange               Trustee                November 1,1996
Fred W. Lange*

/s/ John Lohr                   Trustee                November 1,1996
John Lohr*

/s/ D. Michael Murray           Trustee                November 1,1996
D. Michael Murray*

/s/ Lawrence K. Wein            Trustee                November 1,1996
Lawrence K. Wein*

    * By: /s/ Robert A. Olstein
          Robert A. Olstein, Attorney-in-Fact
          (Pursuant to Power of Attorney filed herewith)

                            Form N-lA

                          Exhibit Index

          Exhibit
          NUMBER         DESCRIPTION OF DOCUMENT
          ------         -----------------------
           11            Consent of Independent Accountants